UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

Putnam Premier Income Trust
The fund's portfolio
10/31/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (24.0%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.621%, 4/15/37	$75,429	$101,301
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.438%, 11/15/35	157,269	207,581
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.931%, 10/25/28	320,000	366,836
Ser. 4813, IO, 5.50%, 8/15/48	6,097,085	1,406,622
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	4,839,667	1,080,557
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,480,762	583,756
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,349,482	277,622
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,203,044	393,853
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.371%, 4/15/40	4,818,041	514,711
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	4,610,947	1,025,936
Ser. 4425, IO, 4.00%, 1/15/45	5,790,920	1,281,241
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,892,026	1,403,141
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,705,568	537,997
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	4,529,999	433,437
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.821%, 4/15/47	2,536,163	462,495
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	12,352,589	2,136,627
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	7,895,120	1,567,789
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	2,921,808	539,512
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	5,422,884	950,903
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	2,098,597	220,206
Ser. 304, Class C37, IO, 3.50%, 12/15/27	2,167,195	180,750
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	9,237,700	863,642
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,303,077	380,280
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,498,192	156,911
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	7,342,547	705,971
FRB Ser. 57, Class 1AX, IO, 0.37%, 7/25/43(WAC)	2,605,712	28,314
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,951	1,319
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 26.212%, 7/25/36	110,092	173,105
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.835%, 6/25/37	129,575	168,128
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.918%, 2/25/38	98,677	117,256
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.406%, 8/25/35	89,630	106,954
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.462%, 11/25/34	129,969	143,083
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.831%, 2/25/25	378,035	407,139
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.281%, 5/25/25	254,909	274,611
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,900,262	1,211,302
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	5,043,036	1,112,040
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	3,244,719	211,361
Ser. 15-30, IO, 5.50%, 5/25/45	8,319,817	1,833,937
Ser. 374, Class 6, IO, 5.50%, 8/25/36	214,050	42,071
Ser. 378, Class 19, IO, 5.00%, 6/25/35	672,153	132,311
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.881%, 5/25/24	120,000	127,554
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	976,331	237,797
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	6,025,094	825,384
Ser. 366, Class 22, IO, 4.50%, 10/25/35	36,248	930
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.169%, 4/25/42	2,642,857	421,184
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.119%, 4/25/40	1,879,143	288,918
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	4,020,807	919,760
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	3,388,592	582,804
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	3,933,400	798,234
Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	9,224,674	1,949,677
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	2,799,891	457,502
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,190,334	335,493
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,161,762	386,318
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.869%, 10/25/41	1,995,567	163,329
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.819%, 12/25/46	7,400,546	915,818
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.819%, 5/25/39	24,675,424	3,026,071
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.669%, 2/25/43	4,764,843	774,287
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.619%, 10/25/41	5,952,524	729,184
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	5,493,976	938,327
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	3,298,379	209,500
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,392,286	244,933
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	3,196,304	318,911
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,001,565	167,127
Ser. 99-51, Class N, PO, zero %, 9/17/29	13,978	12,755
Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,786,822	37,970
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	2,272,286	529,465
Ser. 16-42, IO, 5.00%, 2/20/46	6,066,176	1,339,230
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	10,710,804	1,563,670
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	9,673,038	2,192,781
Ser. 14-76, IO, 5.00%, 5/20/44	2,352,393	561,126
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,831,015	414,066
Ser. 12-146, IO, 5.00%, 12/20/42	1,627,801	378,659
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,428,187	562,878
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,710,156	391,882
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	7,705,031	1,734,217
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,925,294	923,661
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	7,892,828	1,779,657
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,459,315	349,106
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	3,085,656	628,702
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	7,536,702	1,194,718
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	5,317,779	728,429
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,235,279	487,492
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	3,341,359	714,215
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	4,405,100	758,690
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	3,320,268	720,058
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	736,654	110,697
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	3,004,304	632,112
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,438,578	730,939
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	5,456,426	1,175,914
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,047,327	648,197
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	3,464,452	734,704
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,090,216	430,380
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,733,085	405,507
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	4,030,071	695,187
Ser. 16-29, IO, 4.00%, 2/16/46	2,863,516	572,703
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	7,622,986	1,441,202
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,444,056	956,645
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	5,058,736	959,189
Ser. 15-40, IO, 4.00%, 3/20/45	4,838,547	986,599
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	4,737,837	863,294
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	13,083,329	2,394,380
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	9,853,712	1,490,374
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,647,506	323,750
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	7,487,343	1,066,198
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,661,531	318,067
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,435,965	293,191
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,735,111	749,695
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.87%, 9/20/43	1,362,559	178,359
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.67%, 7/20/40	12,871,497	1,646,689
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	4,557,716	857,215
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	3,137,280	431,251
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	3,805,582	740,992
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	8,039,110	1,352,419
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	5,243,191	940,393
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	8,065,959	1,403,486
Ser. 13-76, IO, 3.50%, 5/20/43	5,978,490	1,114,450
Ser. 13-28, IO, 3.50%, 2/20/43	1,837,057	328,135
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,888,597	507,411
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,244,665	752,452
Ser. 13-14, IO, 3.50%, 12/20/42	9,277,812	1,400,393
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,930,205	511,057
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,798,010	740,574
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	4,773,524	893,398
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	5,669,394	1,075,422
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	2,160,868	417,189
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	6,160,692	781,484
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	6,365,243	755,955
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	4,485,972	345,411
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	3,746,666	401,871
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	10,690,493	999,668
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.32%, 8/20/44	5,625,451	646,927
Ser. 16-H22, Class AI, IO, 2.579%, 10/20/66(WAC)	10,623,699	1,187,549
Ser. 16-H23, Class NI, IO, 2.483%, 10/20/66(WAC)	28,776,095	3,245,944
Ser. 17-H02, Class BI, IO, 2.397%, 1/20/67(WAC)	6,697,012	843,824
Ser. 15-H20, Class CI, IO, 2.364%, 8/20/65(WAC)	9,760,882	977,367
Ser. 16-H17, Class KI, IO, 2.334%, 7/20/66(WAC)	5,249,082	564,276
Ser. 17-H06, Class BI, IO, 2.327%, 2/20/67(WAC)	10,887,205	1,281,424
Ser. 15-H15, Class BI, IO, 2.30%, 6/20/65(WAC)	5,585,066	518,864
Ser. 16-H18, Class QI, IO, 2.254%, 6/20/66(WAC)	7,364,686	900,377
Ser. 15-H24, Class AI, IO, 2.222%, 9/20/65(WAC)	8,584,851	807,792
Ser. 16-H16, Class EI, IO, 2.205%, 6/20/66(WAC)	7,736,501	848,694
Ser. 17-H08, Class NI, IO, 2.151%, 3/20/67(WAC)	14,147,798	1,607,190
Ser. 17-H16, Class FI, IO, 2.111%, 8/20/67(WAC)	7,849,402	932,117
Ser. 18-H03, Class XI, IO, 2.075%, 2/20/68(WAC)	10,511,170	1,432,672
Ser. 17-H19, Class MI, IO, 2.039%, 4/20/67(WAC)	5,358,786	617,332
Ser. 16-H03, Class DI, IO, 2.01%, 12/20/65(WAC)	9,278,881	869,895
Ser. 17-H16, Class JI, IO, 1.998%, 8/20/67(WAC)	20,719,612	2,848,947
Ser. 18-H02, Class EI, IO, 1.967%, 1/20/68(WAC)	15,310,142	2,100,360
Ser. 17-H12, Class QI, IO, 1.955%, 5/20/67(WAC)	9,512,290	1,120,966
Ser. 16-H06, Class DI, IO, 1.921%, 7/20/65	13,388,434	1,045,476
Ser. 15-H10, Class BI, IO, 1.906%, 4/20/65(WAC)	6,478,024	549,758
Ser. 16-H09, Class BI, IO, 1.849%, 4/20/66(WAC)	11,522,471	1,100,742
Ser. 18-H15, Class KI, IO, 1.847%, 8/20/68(WAC)	9,327,308	1,294,164
Ser. 15-H25, Class EI, IO, 1.847%, 10/20/65(WAC)	7,760,813	655,013
Ser. 15-H20, Class AI, IO, 1.826%, 8/20/65(WAC)	8,243,880	717,218
Ser. 17-H11, Class DI, IO, 1.811%, 5/20/67(WAC)	9,703,866	1,079,555
Ser. 18-H05, Class AI, IO, 1.804%, 2/20/68(WAC)	6,276,640	855,192
Ser. 18-H05, Class BI, IO, 1.804%, 2/20/68(WAC)	10,916,603	1,480,564
FRB Ser. 15-H08, Class CI, IO, 1.791%, 3/20/65(WAC)	6,580,941	551,680
Ser. 15-H23, Class BI, IO, 1.731%, 9/20/65(WAC)	9,761,542	791,661
Ser. 17-H09, IO, 1.706%, 4/20/67(WAC)	12,859,157	1,299,958
Ser. 16-H24, Class CI, IO, 1.692%, 10/20/66(WAC)	7,034,545	580,019
Ser. 16-H14, IO, 1.676%, 6/20/66(WAC)	8,315,604	555,274
Ser. 13-H08, Class CI, IO, 1.676%, 2/20/63(WAC)	12,392,255	646,876
Ser. 14-H21, Class BI, IO, 1.545%, 10/20/64(WAC)	11,199,600	749,253
Ser. 17-H16, Class IG, IO, 1.484%, 7/20/67(WAC)	19,117,326	1,840,043
Ser. 17-H16, Class IH, IO, 1.423%, 7/20/67(WAC)	14,473,979	1,341,651
Ser. 16-H03, Class AI, IO, 1.355%, 1/20/66(WAC)	8,671,711	791,294
Ser. 16-H10, Class AI, IO, 1.314%, 4/20/66(WAC)	19,051,249	1,387,864
Ser. 16-H06, Class CI, IO, 1.272%, 2/20/66(WAC)	12,304,539	821,968
Ser. 16-H02, Class HI, IO, 1.182%, 1/20/66(WAC)	11,513,867	923,412
Ser. 15-H26, Class CI, IO, 0.88%, 8/20/65(WAC)	24,006,040	285,672
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,954	3,146

		137,819,645
Commercial mortgage-backed securities (8.7%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	25,053,868	251
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.465%, 1/12/45(WAC)	1,339,000	1,251,965
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	1,026,000	1,026,000
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	1,137,481	1,143,169
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.545%, 9/11/42(WAC)	828,000	741,060
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)	1,091,922	764,345
FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39 (In default)(NON)(WAC)	1,554,000	186,480
FRB Ser. 06-PW14, Class XW, IO, 0.315%, 12/11/38(WAC)	1,149,189	7,923
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	3,650,777	143
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47(WAC)	1,068,000	1,032,949
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,026,452
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.82%, 5/15/46(WAC)	1,063,379	1,067,677
COMM Mortgage Trust 144A
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	1,270,736
FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45(WAC)	613,000	518,463
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.756%, 12/15/39(WAC)	3,023,351	24,468
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.985%, 9/15/39(WAC)	463,650	469,868
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	348,469	359,620
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	2,386,000	2,135,979
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41	34,556	34,556
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.37%, 7/10/39(WAC)	883,923	796
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47(WAC)	2,127,000	1,866,278
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)	2,670,000	2,390,318
FRB Ser. 13-C14, Class E, 4.566%, 8/15/46(WAC)	1,178,000	959,402
FRB Ser. C14, Class D, 4.566%, 8/15/46(WAC)	1,335,000	1,199,016
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47(WAC)	914,000	659,781
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47(WAC)	3,086,000	2,464,267
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	1,115,935
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.163%, 4/15/46(WAC)	948,000	821,638
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.233%, 2/12/51(WAC)	400,590	401,591
FRB Ser. 07-CB20, Class E, 6.233%, 2/12/51(WAC)	757,000	757,000
FRB Ser. 11-C3, Class F, 5.676%, 2/15/46(WAC)	1,113,000	1,075,404
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45(WAC)	1,115,000	985,174
FRB Ser. 12-C8, Class E, 4.651%, 10/15/45(WAC)	173,000	162,423
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,364,981
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	6,452,904	65
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.072%, 4/20/48(WAC)	977,000	850,947
Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)	401,408	401,028
Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.529%, 2/12/51(WAC)	812,000	811,838
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.787%, 12/15/49(WAC)	647,138	428
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	1,470,559	1,446,883
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47(WAC)	569,000	511,769
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	2,860,000	2,292,739
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	1,164,000	926,863
Ser. 14-C15, Class F, 4.00%, 4/15/47	520,000	415,440
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	719,373
Ser. 14-C18, Class D, 3.389%, 10/15/47	551,000	437,040
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	995,834	268,875
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,600,000	1,511,616
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.107%, 1/11/43(WAC)	467,420	461,578
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/19 (Cayman Islands) (In default)(NON)(WAC)	376,000	3,572
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	1,081,996	90,347
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.893%, 5/10/63(WAC)	1,476,000	1,013,717
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.076%, 6/15/45(WAC)	523,367	474,485
FRB Ser. 07-C34, IO, 0.108%, 5/15/46(WAC)	4,747,301	1,543
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	1,500,000	1,080,000
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46(WAC)	456,000	398,352
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	1,810,463
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,854,354
FRB Ser. 12-C9, Class E, 4.78%, 11/15/45(WAC)	787,000	666,768
FRB Ser. 12-C10, Class D, 4.442%, 12/15/45(WAC)	1,141,000	998,549
Ser. 13-C12, Class E, 3.50%, 3/15/48	412,000	315,264

		50,050,004
Residential mortgage-backed securities (non-agency) (13.5%)
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.386%, 6/26/35	68,402	68,057
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.206%, 4/25/34	562,892	594,614
FRB Ser. 05-7, Class 21A1, 4.38%, 9/25/35(WAC)	439,201	413,000
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.461%, 11/25/47	571,726	482,829
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.848%, 4/25/37(WAC)	437,581	435,686
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.631%, 3/25/37	2,685,405	2,297,686
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.906%, 8/25/46	523,038	465,626
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.886%, 6/25/46	933,788	869,429
FRB Ser. 06-OA7, Class 1A1, 2.809%, 6/25/46(WAC)	1,578,020	1,396,705
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.631%, 9/25/35	981,675	947,440
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.621%, 2/25/37	894,972	575,526
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.61%, 11/20/35	2,457,879	2,377,661
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.491%, 4/25/47	932,290	851,889
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.471%, 8/25/46	803,162	678,672
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.471%, 8/25/46	1,105,750	984,117
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.471%, 8/25/46	5,452,471	4,719,114
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.471%, 12/25/36	1,009,430	603,248
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.781%, 5/25/28	830,274	1,089,902
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.287%, 7/25/28	2,027,812	2,684,512
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.631%, 4/25/28	1,490,273	1,925,016
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.831%, 12/25/27	1,041,675	1,284,733
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.431%, 11/25/28	1,744,200	2,047,920
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.231%, 7/25/29	570,000	659,482
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.131%, 3/25/29	640,000	717,987
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.581%, 9/25/30	2,843,000	2,839,491
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.981%, 12/25/30	1,500,000	1,516,172
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.531%, 9/25/28	2,314,200	3,391,205
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.031%, 10/25/28	1,299,396	1,828,031
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.031%, 8/25/28	1,207,425	1,726,906
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.031%, 1/25/29	269,408	355,939
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.181%, 10/25/28	4,285,000	4,915,835
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.981%, 4/25/28	4,095,028	4,735,431
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.831%, 4/25/28	593,979	672,954
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.781%, 9/25/29	1,659,000	1,923,992
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.281%, 7/25/25	3,621,686	4,072,537
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.281%, 7/25/25	1,371,085	1,524,144
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.131%, 10/25/29	1,810,000	2,054,292
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.531%, 4/25/29	167,000	189,043
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.531%, 1/25/29	180,000	202,024
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.281%, 5/25/25	137,866	151,281
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.931%, 9/25/29	500,000	547,335
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.881%, 1/25/30	314,000	329,106
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.831%, 7/25/30	736,000	739,842
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.831%, 7/25/29	370,000	401,152
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.081%, 2/25/30	310,000	322,142
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.831%, 12/25/30	650,000	658,522
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.274%, 3/25/31	530,000	527,532
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.591%, 5/25/37	1,120,458	849,970
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.802%, 5/19/35	595,372	389,597
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.481%, 6/25/37	951,849	559,276
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 3.076%, 8/25/35	328,555	309,824
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 8.031%, 4/25/27 (Bermuda)	550,000	574,750
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.131%, 7/25/28 (Bermuda)	2,230,000	2,230,000
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.981%, 3/25/28 (Bermuda)	620,000	628,501
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.491%, 8/25/36	1,111,835	978,414
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.461%, 1/25/37	1,313,238	1,233,519
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.131%, 9/25/35(WAC)	1,030,311	1,039,958
FRB Ser. 05-AR14, Class 1A2, 3.757%, 12/25/35(WAC)	457,420	458,371
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.771%, 10/25/45	1,977,051	1,959,772
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.681%, 12/25/45	740,324	731,847
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.631%, 12/25/45	502,938	479,905
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.197%, 4/25/36(WAC)	399,010	403,000
FRB Ser. 06-AR2, Class 1A1, 4.145%, 3/25/36(WAC)	402,783	404,496

		78,026,959

Total mortgage-backed securities (cost $261,444,426)		$265,896,608

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.6%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 12/1/48	$17,000,000	$17,409,727
4.50%, TBA, 11/1/48	17,000,000	17,435,625
4.00%, TBA, 11/1/48	9,000,000	9,055,547

		43,900,899
U.S. Government Agency Mortgage Obligations (26.8%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 11/1/48	5,000,000	5,300,391
4.00%, TBA, 11/1/48	23,000,000	22,998,204
3.50%, TBA, 12/1/48	30,000,000	29,165,625
3.50%, TBA, 11/1/48	70,000,000	68,129,684
3.00%, TBA, 11/1/48	30,000,000	28,371,093

		153,964,997

Total U.S. government and agency mortgage obligations (cost $198,967,578)		$197,865,896

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 7/31/21(i)	$186,000	$183,751
1.75%, 9/30/19(i)	131,000	130,080
1.625%, 6/30/19(i)	160,000	159,867

Total U.S. treasury obligations (cost $473,698)		$473,698

CORPORATE BONDS AND NOTES (33.0%)(a)
		Principal amount	Value
Basic materials (4.1%)
Alcoa Nederland Holding BV 144A company guaranty sr. unsec. unsub. notes 6.125%, 5/15/28 (Netherlands)		$400,000	$399,000
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		629,000	663,595
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		85,000	85,213
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		260,000	259,350
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		440,000	420,750
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		207,000	221,231
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		305,000	337,511
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		720,000	679,500
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		612,000	549,270
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		242,000	244,420
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		498,000	519,165
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		402,000	376,875
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		547,000	537,428
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		525,000	489,563
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		360,000	345,600
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		690,000	655,500
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		485,000	483,909
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	195,750
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		533,000	450,385
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		122,000	113,460
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		136,000	140,080
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		101,000	95,445
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		761,000	677,290
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		500,000	469,375
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		425,000	406,406
Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		147,000	142,774
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		222,000	222,000
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		315,000	297,281
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	495,000	526,904
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		$485,000	434,075
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	255,175
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		242,000	226,270
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		340,000	356,065
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		151,000	127,973
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		769,000	744,008
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		320,000	321,600
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		448,000	417,760
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	181,500
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		141,000	150,870
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		339,000	317,813
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		468,000	455,130
MEG Energy Corp. 144A sr. unsec. notes 7.875%, 7/15/26		224,000	216,227
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		106,000	110,108
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		214,000	216,140
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		160,000	155,152
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		197,000	171,390
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		90,000	72,113
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		95,000	85,738
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		1,015,000	997,238
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		304,000	294,880
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		365,000	351,769
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		403,000	471,510
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		365,000	354,050
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		812,000	793,730
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		95,000	88,825
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		110,000	110,688
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		45,000	45,113
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		575,000	543,917
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		325,000	312,991
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		137,000	131,863
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		385,000	383,075
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		354,000	337,185
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		114,000	105,450
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		125,000	109,531
Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26		83,000	75,738
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		454,000	422,788
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		271,000	278,453
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		379,000	379,829
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		218,000	220,180
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		270,000	274,725
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		489,000	520,785

			23,624,450
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		757,000	695,494
ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23 (Luxembourg)(PIK)		209,138	199,727
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		630,000	633,150
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		500,000	515,000
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		240,000	240,000
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		154,000	153,230
Berry Global, Inc. 144A notes 4.50%, 2/15/26		85,000	79,475
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		110,000	118,525
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		604,000	613,815
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		553,000	582,033
Covanta Holding Corp. sr. unsec. notes 6.00%, 1/1/27		125,000	120,625
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	371,290
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		343,000	340,428
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		190,000	173,375
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		669,000	682,380
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		753,000	696,525
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	200,000	206,158
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$215,000	218,225
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		187,000	185,598
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		675,000	632,813
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		180,000	180,941
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		695,000	692,477
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		230,000	228,850
Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		178,000	157,975
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		630,000	524,475
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		115,000	114,569
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		382,000	374,360
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		395,000	399,282
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		209,000	196,983
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		273,000	271,635
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		120,000	117,000
Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		872,000	784,800
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		207,000	222,008

			11,723,221
Communication services (3.8%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		400,000	395,000
Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		200,000	188,000
Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	200,000	206,142
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$800,000	745,000
Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)		710,000	605,275
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		400,000	418,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		655,000	638,625
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		743,000	749,501
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		112,000	110,880
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		815,000	810,925
Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.75%, 7/15/25		435,000	460,013
Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28		310,000	321,306
Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 5.125%, 12/15/21		666,000	664,188
CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		958,000	931,655
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		183,000	163,359
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		795,000	766,181
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		329,000	343,805
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		860,000	935,594
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		1,110,000	893,550
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		624,000	530,400
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		195,000	193,050
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		85,000	86,488
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		103,000	75,448
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		264,000	219,780
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		520,000	482,950
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		945,000	907,200
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		15,000	15,694
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		593,000	618,203
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		227,000	227,851
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		598,000	574,080
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		88,000	88,220
SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		450,000	430,875
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		543,000	534,176
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		238,000	246,628
Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		243,000	243,486
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		929,000	991,708
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		465,000	485,925
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		217,500	215,325
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		1,035,000	1,067,344
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		291,000	298,374
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		74,000	72,335
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		100,000	98,750
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		295,000	272,875
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		125,000	116,993
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	639,000	813,993
UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)		$200,000	185,000
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		662,000	660,345
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		170,000	161,075
Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	129,847
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	320,591
Windstream Services, LLC/Windstream Finance Corp. 144A company guaranty sub. notes 9.00%, 6/30/25		$294,000	211,592
Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)	EUR	115,000	127,631

			22,051,731
Consumer cyclicals (5.6%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		$618,000	565,470
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		120,000	110,100
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		355,000	328,375
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	82,450
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		483,000	478,774
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		350,000	338,188
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		344,000	357,330
Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25		121,000	126,143
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		94,000	91,533
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		275,000	275,344
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		654,000	615,578
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		165,000	165,413
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		420,000	410,025
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		186,000	185,535
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		280,000	284,256
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	200,000	213,140
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$884,000	849,745
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		465,000	432,741
Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26		50,000	48,970
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		250,000	255,938
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		163,000	171,150
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		530,000	526,025
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		137,000	131,478
Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	541,000	419,943
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		$320,000	306,400
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		450,000	429,750
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		826,000	792,960
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		674,000	485,280
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		145,000	141,556
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		600,000	594,000
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		75,000	70,500
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		140,000	125,650
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		751,000	670,268
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		854,000	929,793
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		505,000	518,256
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		120,000	126,450
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		235,000	94,000
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		170,000	147,900
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		195,000	174,769
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		180,000	180,900
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		404,000	406,020
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		313,000	299,698
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		679,000	677,303
Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	200,000	210,281
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		$85,000	82,769
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		525,000	493,500
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		445,000	445,000
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		337,000	352,165
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		614,000	626,280
Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		159,000	124,020
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)		313,815	189,858
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		220,000	132,000
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		957,000	913,935
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		177,000	172,078
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		476,000	463,505
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		315,000	316,181
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		322,000	322,000
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		296,000	291,361
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		240,000	223,200
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		439,000	445,036
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		241,000	228,950
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		290,000	281,663
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		125,000	87,500
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		272,000	286,960
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	392,000
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		745,000	741,275
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		515,000	511,781
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		339,000	339,000
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		1,063,000	1,110,835
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		564,000	540,030
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		228,000	205,200
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		263,000	268,918
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		819,000	767,813
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		495,000	469,631
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		600,000	567,000
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		240,000	233,400
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		25,000	25,594
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		333,000	327,589
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		410,000	393,600
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	22,344
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		275,000	259,531
Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)	EUR	100,000	82,497
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		$314,000	293,198
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		282,000	285,525
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		495,000	466,290
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		216,000	197,424
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		420,000	403,200
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		394,000	367,405
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		52,000	51,350
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		395,000	385,125
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		229,000	221,558
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		250,000	242,500
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		612,000	553,860

			32,048,812
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		385,000	360,938
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		170,000	168,513
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		275,000	258,500
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		362,000	360,190
Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		355,000	329,263
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		870,000	856,950
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		241,000	216,298
Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		330,000	303,600
Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	200,000	220,645
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		$264,000	192,720
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		629,000	646,298
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		425,000	423,938
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		737,000	686,331
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	289,838
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		295,000	290,944
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		180,000	169,200
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		350,000	337,750
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		85,000	83,255
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		315,000	300,038
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		135,000	135,689
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		265,000	243,138
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		270,000	265,275
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		470,000	399,206

			7,538,517
Energy (7.5%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		1,292,000	1,156,340
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		213,000	213,000
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		324,000	324,405
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		38,000	37,739
Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26		674,000	682,425
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		141,000	155,276
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		151,000	146,470
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		365,000	327,588
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		210,000	197,400
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		171,000	152,190
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		618,000	636,540
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		370,000	362,600
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		114,000	113,288
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		486,000	492,075
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		58,000	55,100
Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26		388,000	374,420
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		607,000	565,063
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		1,048,000	1,012,254
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		187,000	187,331
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		793,000	779,123
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		310,000	294,888
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		225,000	228,161
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		169,000	175,760
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		63,000	58,590
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		506,000	526,873
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		133,000	130,008
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		714,000	710,430
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		140,000	136,150
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		499,000	513,970
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		135,000	138,375
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		691,000	635,720
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		238,000	221,935
EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		220,000	211,200
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		551,000	418,760
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		195,000	131,138
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		103,000	99,395
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		275,000	275,000
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		753,000	754,883
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		475,000	477,375
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		386,000	364,770
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26		519,000	506,025
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		50,000	49,125
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		72,000	69,480
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		493,000	510,255
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		450,000	415,317
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		40,000	37,595
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		67,000	69,010
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		859,000	867,057
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		130,000	132,113
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		124,000	115,785
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		190,000	188,575
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		196,000	197,470
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		168,000	169,050
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		275,000	268,813
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	273,779
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	390,536
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		4,720,000	4,891,572
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		375,000	361,875
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,981,000	1,998,334
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		3,254,000	3,371,958
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		4,723,000	4,510,465
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		689,000	118,853
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		1,411,000	250,453
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		2,345,000	404,513
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)		1,216,000	1,239,663
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)		1,552,000	1,530,272
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		302,000	306,530
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		195,000	200,933
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		575,000	564,938
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		123,000	122,078
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		190,000	177,175
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		45,000	5
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		110,000	110,550
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		110,000	104,775
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		211,000	213,638
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		280,000	276,797
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		210,000	204,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		473,000	448,168
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		215,000	213,656
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		320,000	296,000
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		65,000	68,169
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		478,000	478,000
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		250,000	252,500
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		46,000	44,620
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		583,000	454,740
Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		70,000	53,375
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		190,000	189,763
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		78,000	102,114
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		118,000	140,828
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	67,425
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		238,000	236,810
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		320,000	327,200

			43,066,963
Financials (3.9%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		778,000	780,918
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		5,000	5,168
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,028,000	1,236,170
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		369,000	377,303
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		163,000	200,083
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		148,000	151,515
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		185,000	196,183
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		175,000	181,159
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		670,000	671,675
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	581,613
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		82,000	82,308
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		233,000	225,453
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		678,000	683,933
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		332,000	332,764
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		500,000	620,000
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	248,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		360,000	340,650
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		170,000	165,596
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		249,000	230,325
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		581,000	537,425
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		250,000	250,313
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		185,000	183,844
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		214,000	220,420
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		331,000	323,056
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	211,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		205,000	206,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		51,000	51,446
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		440,000	440,044
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	21,050
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	180,611
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		360,000	360,000
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		125,000	120,938
Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		670,000	871,428
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		242,000	245,175
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		450,000	437,063
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		115,000	102,206
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	220,679
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$284,000	283,849
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		375,000	369,375
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	206,375
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		306,000	381,928
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		410,000	416,765
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		235,000	226,073
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		135,000	127,913
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		745,000	713,338
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22		160,000	160,800
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		123,000	124,230
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		330,000	314,325
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		513,000	481,579
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		793,000	794,983
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	197,310
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		315,000	308,700
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		4,200,000	4,116,000
Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		80,000	81,200
Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		255,000	258,188
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		524,000	480,770

			22,338,225
Health care (2.4%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		475,000	427,500
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		300,000	225,000
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		90,000	88,200
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		305,000	319,869
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		255,000	265,838
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		603,000	554,579
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		826,000	787,798
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		90,000	88,538
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		355,000	371,752
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		270,000	279,450
Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27		275,000	281,188
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		410,000	386,425
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		395,000	412,775
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		305,000	305,381
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		135,000	137,025
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		956,000	879,233
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		752,000	380,136
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		415,000	327,850
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		200,000	167,500
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		247,000	210,568
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		256,000	260,480
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		629,000	649,443
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		575,000	565,800
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		128,000	138,880
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		370,000	369,889
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		408,000	440,640
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		329,000	264,845
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		270,000	270,000
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		70,000	66,850
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		563,000	541,043
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		100,000	93,750
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		1,075,000	1,087,094
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		220,000	215,050
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		393,000	402,452
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		257,000	267,601
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)		385,000	393,650
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)		250,000	248,212
Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	200,000	220,810
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		$165,000	164,588
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		110,000	109,725

			13,667,407
Technology (1.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		1,318,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		499,000	479,040
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		895,000	927,443
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		293,000	310,086
Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26		100,000	100,000
First Data Corp. 144A notes 5.75%, 1/15/24		761,000	765,756
First Data Corp. 144A sr. notes 5.375%, 8/15/23		375,000	378,281
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		640,000	601,600
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		557,000	555,608
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		503,000	501,743
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		132,000	133,485
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		110,000	110,275
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		675,000	732,395
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		718,000	683,680
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		797,000	777,075
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		400,000	369,500

			7,425,967
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		502,000	508,903

			508,903
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		965,000	967,413
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		160,000	158,400
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		135,000	133,144
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		364,000	359,450
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		584,000	521,833
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		188,000	172,725
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		85,000	84,788
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		615,000	661,938
Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		504,000	532,980
Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		169,000	182,943
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		356,000	374,245
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27		139,000	141,300
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		329,000	224,543
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		272,000	289,680
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		393,000	406,755
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		125,000	124,688
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		205,000	1,538
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		369,000	363,465

			5,701,828

Total corporate bonds and notes (cost $196,923,581)			$189,696,024

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.2%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$460,000	$363,860
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		385,000	334,565
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		3,493,000	2,895,697
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		650,000	549,283
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		1,675,000	1,289,750
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		200,000	167,000
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		2,255,000	2,117,199
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		900,000	710,280
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		700,000	593,250
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 50.315%, 5/31/22 (Argentina)	ARS	17,110,000	475,410
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$1,990,000	1,570,508
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		100,000	100,930
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		3,308,000	2,956,620
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		5,860,000	4,929,725
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		1,233,000	1,140,525
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		175,000	180,775
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		445,000	501,181
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		1,150,000	1,208,880
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,626,900
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		635,000	627,856
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		310,000	297,600
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		880,000	822,800
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		1,010,000	967,576
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		700,000	626,500
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	2,332,000	2,756,926
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	61,000	56,679
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	468,000	442,490
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	141,000	140,787
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	178,000	181,725
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	468,000	484,091
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	3,840,211	3,966,241
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	137,295	144,149
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	4,094,435	4,349,895
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	398,000	426,772
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	1,556,500	1,690,530
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	114,000	125,410
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	1,269,807	1,415,955
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$2,370,000	2,343,338
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	731,500
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	296,625
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		1,555,000	1,743,544
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		200,000	210,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,215,981
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,294,025
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		840,000	727,650
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		1,385,000	1,198,666
Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)	EUR	760,000	788,067
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$5,014,000	4,937,045
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		265,000	267,335
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	189,750
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		625,000	540,625
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,026,871
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		3,080,000	2,934,549
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		650,000	159,250
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		787,000	197,734
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela)		439,000	107,555
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		1,022,000	258,055

Total foreign government and agency bonds and notes (cost $67,405,625)			$64,404,485

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value
Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)	$95,000	$93,326
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	111,000	93,587

		186,913
Capital goods (0.1%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	165,000	166,207
Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24	73,000	76,713
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	33,758
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	82,000	84,132
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	105,000	119,410

		480,220
Communication services (0.1%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	265,000	236,102
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	18,000	19,371
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	113,000	127,667

		383,140
Consumer cyclicals (0.3%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	75,977	108,501
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	116,000	129,511
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	303,000	349,389
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	130,000	140,225
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23	135,000	144,200
Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23	69,000	61,413
Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19	71,000	71,032
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20	205,000	296,003
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	199,000	238,369

		1,538,643
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	66,000	77,867
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	84,000	117,367
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	237,000	235,673
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	59,000	60,395
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	86,000	105,952

		597,254
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $58,386) (Cayman Islands)(RES)	84,334	80,117
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45	67,000	51,263
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	161,000	151,360
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	135,000	152,147
Weatherford International, Ltd. cv. company guaranty sr. unsec. notes 5.875%, 7/1/21	110,000	84,428

		519,315
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	95,000	93,359
Heritage Insurance Holdings, Inc. cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37	35,000	39,536
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22,(R)	170,000	181,815
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	162,000	150,255
Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)	103,000	113,704

		578,669
Health care (0.4%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	195,000	202,426
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	23,000	14,089
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	98,000	114,464
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	229,000	239,689
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25	88,000	66,212
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	83,000	93,685
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	76,000	80,161
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)	254,000	266,938
Ligand Pharmaceuticals, Inc. 144A cv. sr. sub. unsec. notes 0.75%, 5/15/23	90,000	85,976
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	221,000	213,294
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	71,000	109,407
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	138,000	144,412
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23	110,000	118,890
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	107,000	155,618
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	143,000	144,697

		2,049,958
Technology (0.7%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	120,000	117,075
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	61,000	88,834
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	29,000	41,086
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	91,000	140,595
Cypress Semiconductor Corp. 144A cv. sr. unsec. notes 2.00%, 2/1/23	29,000	27,528
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	71,000	114,096
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	116,000	175,974
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	85,000	78,838
Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22	32,000	47,951
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	92,000	208,895
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	97,000	114,504
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	363,000	343,594
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	74,000	96,422
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24	113,000	152,479
Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41	24,000	102,857
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	122,000	122,334
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	107,000	117,869
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	79,000	107,664
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	167,000	181,677
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	135,000	123,263
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	234,000	227,325
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	198,000	273,305
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	64,000	148,822
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	136,000	192,345
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	142,000	134,414
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	65,000	85,963
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	139,000	129,469
Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23	36,000	43,687
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24	93,000	78,390
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)	97,000	95,885
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	121,000	134,398

		4,047,538
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	167,000	151,992

		151,992
Utilities and power (—%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	259,000	269,555

		269,555

Total convertible bonds and notes (cost $11,060,336)		$10,803,197

SENIOR LOANS (1.7%)(a)(c)
	Principal amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.259%, 7/2/22	$102,618	$76,450
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.886%, 4/21/24	181,936	163,970
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.53%, 12/15/24	560,763	562,164
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.732%, 6/21/24	474,988	476,637
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.658%, 4/3/24	143,188	142,248
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	345,000	350,031
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.992%, 3/31/25	144,000	144,840
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24	194,653	195,626
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.492%, 6/30/24	306,448	302,235
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.242%, 10/25/23	387,567	355,996
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.172%, 4/16/21	183,016	182,864
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.992%, 3/31/24	172,724	172,817
HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 5.00%, 6/26/25	443,888	445,552
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.992%, 1/30/19 (In default)(NON)	743,000	537,127
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24	575,000	566,375
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.477%, 10/16/23	173,646	173,719
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	154,333	150,667
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.593%, 11/1/24	220,000	222,338
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.585%, 10/17/22	226,819	205,838
Navistar Financial Corp. Owner Trust bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.06% 7/30/25	85,000	85,159
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.78%, 11/6/24	684,250	684,250
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.531%, 10/25/20	305,883	277,971
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25	233,825	230,123
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.348%, 11/3/23	325,089	315,417
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.088%, 9/18/25	195,000	193,120
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.813%, 9/7/23	208,979	152,241
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.992%, 2/5/23	318,514	318,564
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26	220,000	211,200
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25	548,700	540,470
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.742%, 3/19/21	121,913	120,694
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.742%, 3/19/20	236,025	233,665
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25	522,238	490,904
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.313%, 11/15/23	290,000	286,375
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.256%, 7/24/24	168,722	166,613

Total senior loans (cost $10,099,631)		$9,734,260

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
3.1165/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.1165		$85,050,900	$22,113
Citibank, N.A.
(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031		6,710,700	470,152
(3.23)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.23		15,094,600	395,629
(3.29)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.29		15,094,600	304,911
(3.296)/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.296		85,050,900	261,106
3.1905/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.1905		69,670,500	208,315
3.126/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.126		85,050,900	193,916
(3.3745)/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.3745		69,670,500	45,286
Goldman Sachs International
(3.0325)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325		120,756,900	427,479
(3.01)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01		120,756,900	315,176
3.2775/3 month USD-LIBOR-BBA/Jan-20	Jan-19/3.2775		120,756,900	132,833
3.0325/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325		120,756,900	100,228
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	74,867,100	93,278
3.01/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01		$120,756,900	62,794
2.99375/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.99375		120,756,900	61,586
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	74,867,100	43,247
JPMorgan Chase Bank N.A.
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	17,032,000	556,940
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$6,980,300	554,166
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	542,998
(3.25)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.25		60,378,400	505,971
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	6,794,000	482,798
(2.925)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.925		$90,567,700	334,195
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	257,224
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	251,151
3.11/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.11		45,283,800	9,510
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	46,535,500	595
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		$6,990,700	590,504
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	589,875
(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		59,463,700	214,069
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		176,157,900	204,343

Total purchased swap options outstanding (cost $9,458,735)				$8,232,388

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 108.00	$38,496,400		$38,496,400	$165,496
Goldman Sachs International
EUR/USD (Call)	Nov-18/$1.16	38,294,217	EUR	33,809,400	4,557
USD/CNH (Call)	Apr-19/CNH 7.00	$19,627,700		$19,627,700	359,305
HSBC Bank USA, National Association
EUR/USD (Call)	Nov-18/$1.16	38,294,217	EUR	33,809,400	4,557
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Nov-18/91.78	$31,000,000		$31,000,000	27,466
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-18/95.68	48,000,000		48,000,000	3,264
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.02	29,000,000		29,000,000	65,424
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.17	29,000,000		29,000,000	53,708
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.33	29,000,000		29,000,000	43,732
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.56	29,000,000		29,000,000	29
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.19	29,000,000		29,000,000	29
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.38	29,000,000		29,000,000	29
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	29,000,000		29,000,000	316,448
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	29,000,000		29,000,000	288,579
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	29,000,000		29,000,000	262,421
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Nov-18/97.71	30,000,000		30,000,000	132,750

Total purchased options outstanding (cost $2,525,623)					$1,727,794

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5, 6.00%, 2/25/28(WAC)	$770,000	$745,976

Total asset-backed securities (cost $749,268)		$745,976

COMMON STOCKS (0.1%)(a)
	Shares	Value
Avaya Holdings Corp.(NON)	14,008	$230,009
Caesars Entertainment Corp.(NON)	8,988	77,207
CHC Group, LLC (Units) (acquired 3/23/17, cost $23,780) (Cayman Islands)(NON)(RES)	1,640	12,710
Concordia International Corp. (Canada)(NON)	1,070	21,734
Halcon Resources Corp.(NON)	24,782	82,276
MWO Holdings, LLC (Units)(F)	169	5,717
Nine Point Energy(F)	1,515	21,877
SandRidge Energy, Inc.(NON)	8,217	73,542
Tervita Corp. (Canada)(NON)	449	2,555
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	16,648
Tribune Media Co. Class 1C	92,963	32,537

Total common stocks (cost $1,225,496)		$576,812

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$427,119

Total preferred stocks (cost $412,195)		$427,119

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.	32	$37,644

Total convertible preferred stocks (cost $32,000)		$37,644

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	6,732	$298

Total warrants (cost $—)				$298

SHORT-TERM INVESTMENTS (8.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund 2.33%(AFF)	Shares	9,994,453	$9,994,453
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(P)	Shares	130,000	130,000
U.S. Treasury Bills 2.146%, 12/13/18(SEG)(SEGSF)(SEGCCS)		$10,214,000	10,188,439
U.S. Treasury Bills 2.060%, 11/15/18(SEG)(SEGSF)(SEGCCS)		8,723,000	8,715,834
U.S. Treasury Bills 2.085%, 11/8/18(SEG)(SEGSF)(SEGCCS)(SEGTBA)		7,534,000	7,530,938
U.S. Treasury Bills 2.300%, 1/17/19(SEGSF)(SEGCCS)(SEGTBA)		3,040,000	3,025,427
U.S. Treasury Bills 2.120%, 11/1/18(SEGSF)		2,489,000	2,489,000
U.S. Treasury Bills 2.318%, 1/24/19(SEG)(SEGSF)(SEGCCS)		2,362,000	2,349,565
U.S. Treasury Bills 2.154%, 12/6/18(SEGCCS)		981,000	978,966
U.S. Treasury Bills 2.163%, 12/18/18		940,000	937,390
U.S. Treasury Bills 2.209%, 12/11/18(SEGSF)(SEGCCS)(SEGTBA)		771,000	769,156

Total short-term investments (cost $47,109,804)			$47,109,168
TOTAL INVESTMENTS

Total investments (cost $807,887,996)			$797,731,367

	FORWARD CURRENCY CONTRACTS at 10/31/18 (aggregate face value $334,529,278) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$3,104,167	$3,178,268	$(74,101)
		British Pound	Sell	12/19/18	130,690	131,190	500
		Canadian Dollar	Sell	1/16/19	76,540	78,819	2,279
		Euro	Sell	12/19/18	3,653,544	3,762,794	109,250
		Japanese Yen	Sell	11/19/18	1,316,749	1,351,238	34,489
		Norwegian Krone	Buy	12/19/18	7,001,867	7,035,791	(33,924)
		South Korean Won	Sell	2/20/19	2,412,440	2,405,916	(6,524)
		Swedish Krona	Sell	12/19/18	1,824,616	1,848,132	23,516
	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	2,409,422	2,450,220	(40,798)
		British Pound	Sell	12/19/18	2,413,666	2,452,274	38,608
		Euro	Sell	12/19/18	1,375,497	1,394,003	18,506
		Hong Kong Dollar	Sell	11/19/18	321,934	322,192	258
		Japanese Yen	Buy	11/19/18	2,419,244	2,435,330	(16,086)
		Japanese Yen	Sell	11/19/18	2,419,244	2,443,941	24,697
		Norwegian Krone	Buy	12/19/18	5,632,136	5,630,359	1,777
		Swedish Krona	Sell	12/19/18	3,251,840	3,291,801	39,961
	Citibank, N.A.
		Australian Dollar	Buy	1/16/19	4,754,486	4,823,247	(68,761)
		British Pound	Sell	12/19/18	1,657,457	1,676,732	19,275
		Canadian Dollar	Buy	1/16/19	2,617,203	2,661,220	(44,017)
		Euro	Sell	12/19/18	363,069	410,261	47,192
		Japanese Yen	Buy	11/19/18	1,206,813	1,225,373	(18,560)
		Japanese Yen	Sell	11/19/18	1,206,813	1,210,284	3,471
		Norwegian Krone	Buy	12/19/18	1,240,644	1,246,635	(5,991)
		Swedish Krona	Sell	12/19/18	3,840,298	3,890,450	50,152
	Credit Suisse International
		Australian Dollar	Buy	1/16/19	3,180,857	3,226,061	(45,204)
		British Pound	Buy	12/19/18	2,378,046	2,458,645	(80,599)
		Canadian Dollar	Buy	1/16/19	4,678,691	4,764,520	(85,829)
		Euro	Sell	12/19/18	8,423,819	8,679,794	255,975
		Japanese Yen	Sell	11/19/18	14,725	45,297	30,572
		New Zealand Dollar	Sell	1/16/19	2,396,179	2,428,477	32,298
		Swedish Krona	Sell	12/19/18	5,552,454	5,623,868	71,414
		Swiss Franc	Sell	12/19/18	28,731	69,822	41,091
	Goldman Sachs International
		Australian Dollar	Sell	1/16/19	1,992,022	1,995,331	3,309
		Brazilian Real	Sell	1/3/19	244,968	222,023	(22,945)
		Canadian Dollar	Sell	1/16/19	2,411,016	2,456,217	45,201
		Euro	Sell	12/19/18	10,096,982	10,351,486	254,504
		Indian Rupee	Buy	11/19/18	2,406,006	2,460,243	(54,237)
		Indian Rupee	Sell	11/19/18	2,406,006	2,425,929	19,923
		Japanese Yen	Buy	11/19/18	1,206,812	1,225,366	(18,554)
		Japanese Yen	Sell	11/19/18	1,206,812	1,210,262	3,450
		New Taiwan Dollar	Sell	2/20/19	2,430,734	2,421,106	(9,628)
		New Zealand Dollar	Sell	1/16/19	6,236,896	6,218,063	(18,833)
		Norwegian Krone	Buy	12/19/18	11,238,782	11,136,583	102,199
		South African Rand	Sell	1/16/19	853,664	859,766	6,102
		Swedish Krona	Buy	12/19/18	25,590,722	26,030,459	(439,737)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/16/19	6,235,692	6,336,723	(101,031)
		Australian Dollar	Sell	1/16/19	6,892,942	6,924,568	31,626
		British Pound	Buy	12/19/18	2,378,175	2,458,534	(80,359)
		British Pound	Sell	12/19/18	2,381,250	2,446,223	64,973
		Euro	Buy	12/19/18	4,396,174	4,501,254	(105,080)
		Euro	Sell	12/19/18	9,566,938	9,810,819	243,881
		Indonesian Rupiah	Buy	12/19/18	2,390,308	2,433,341	(43,033)
		Indonesian Rupiah	Sell	12/19/18	2,390,308	2,415,920	25,612
		Japanese Yen	Sell	11/19/18	2,411,241	2,450,486	39,245
		Mexican Peso	Buy	1/16/19	1,826,452	1,924,263	(97,811)
		Mexican Peso	Sell	1/16/19	14,333	15,366	1,033
		New Zealand Dollar	Buy	1/16/19	6,075,252	6,139,388	(64,136)
		New Zealand Dollar	Sell	1/16/19	1,210,988	1,216,631	5,643
		Norwegian Krone	Buy	12/19/18	22,826	23,278	(452)
		Norwegian Krone	Sell	12/19/18	2,373,422	2,454,660	81,238
		Swedish Krona	Buy	12/19/18	4,793,995	4,930,861	(136,866)
		Swedish Krona	Sell	12/19/18	5,696,165	5,769,484	73,319
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	1,624,662	1,633,892	(9,230)
		British Pound	Buy	12/19/18	2,347,040	2,394,796	(47,756)
		Canadian Dollar	Sell	1/16/19	2,327,857	2,336,475	8,618
		Euro	Sell	12/19/18	6,047,725	6,185,205	137,480
		Japanese Yen	Buy	11/19/18	2,445,735	2,452,922	(7,187)
		Japanese Yen	Sell	11/19/18	2,445,735	2,459,001	13,266
		New Zealand Dollar	Buy	1/16/19	2,396,048	2,457,086	(61,038)
		Norwegian Krone	Buy	12/19/18	4,874,124	4,899,826	(25,702)
		Singapore Dollar	Sell	2/20/19	2,403,559	2,406,145	2,586
		Swedish Krona	Sell	12/19/18	5,487,897	5,548,662	60,765
		Swiss Franc	Sell	12/19/18	275,736	286,737	11,001
	NatWest Markets PLC
		Australian Dollar	Buy	1/16/19	297,687	308,348	(10,661)
		Canadian Dollar	Sell	1/16/19	1,319,824	1,311,734	(8,090)
		Euro	Buy	12/19/18	182,899	188,490	(5,591)
		Japanese Yen	Buy	11/19/18	2,475,224	2,459,514	15,710
		Japanese Yen	Sell	11/19/18	2,475,224	2,488,586	13,362
		New Zealand Dollar	Sell	1/16/19	2,422,368	2,446,137	23,769
		Norwegian Krone	Sell	12/19/18	8,678,042	8,680,539	2,497
		Swedish Krona	Sell	12/19/18	2,618,069	2,652,320	34,251
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/16/19	2,038,447	2,024,244	(14,203)
		British Pound	Sell	12/19/18	3,540,675	3,598,642	57,967
		Canadian Dollar	Sell	1/16/19	3,750,166	3,790,990	40,824
		Euro	Sell	12/19/18	9,156,439	9,462,275	305,836
		Japanese Yen	Sell	11/19/18	1,354,280	1,420,546	66,266
		New Zealand Dollar	Sell	1/16/19	2,464,298	2,431,609	(32,689)
		Norwegian Krone	Buy	12/19/18	4,006,833	3,991,794	15,039
		Swedish Krona	Sell	12/19/18	7,305,466	7,384,970	79,504
	UBS AG
		Australian Dollar	Buy	1/16/19	1,832,901	1,859,282	(26,381)
		British Pound	Sell	12/19/18	2,408,284	2,481,897	73,613
		Euro	Sell	12/19/18	11,152,177	11,498,472	346,295
		Japanese Yen	Buy	11/19/18	2,530,108	2,546,501	(16,393)
		Japanese Yen	Sell	11/19/18	2,530,108	2,549,228	19,120
		New Zealand Dollar	Buy	1/16/19	1,141,432	1,145,706	(4,274)
		Norwegian Krone	Buy	12/19/18	3,245,707	3,295,976	(50,269)
		Swedish Krona	Buy	12/19/18	635,220	683,450	(48,230)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/16/19	4,308,310	4,369,499	(61,189)
		Euro	Sell	12/19/18	465,551	480,195	14,644

	Unrealized appreciation						3,188,952

	Unrealized (depreciation)						(2,141,979)

	Total						$1,046,973
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-BTP Italian Government Bond (Short)	7	$964,429	$964,429	Dec-18	$923
Euro-Bund 10 yr (Short)	53	9,620,480	9,620,483	Dec-18	(36,940)
Euro-OAT 10 yr (Short)	16	2,753,880	2,753,881	Dec-18	11,009
Euro-Schatz 2 yr (Short)	175	22,194,985	22,194,991	Dec-18	(41,761)
U.S. Treasury Note Ultra 10 yr (Long)	31	3,878,391	3,878,391	Dec-18	(81,921)

Unrealized appreciation					11,932

Unrealized (depreciation)					(160,622)

Total					$(148,690)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/18 (premiums $7,610,956) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.
(3.204)/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.204		$42,525,500	$79,523
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		60,592,000	408,996
Citibank, N.A.
3.2825/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.2825		34,835,200	76,986
3.50/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.50		15,094,600	96,002
3.43/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.43		15,094,600	139,323
3.395/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.395		15,094,600	176,758
(3.211)/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.211		42,525,500	205,823
3.33/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.33		15,094,600	243,023
(3.2825)/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.2825		34,835,200	254,645
3.211/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.211		42,525,500	265,784
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		29,825,500	362,976
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		60,592,000	565,323
Goldman Sachs International
(3.02125)/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125		120,756,900	159,399
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	74,867,100	167,053
(3.1325)/3 month USD-LIBOR-BBA/Jan-21	Jan-19/3.1325		$120,756,900	184,758
3.02125/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125		120,756,900	732,994
JPMorgan Chase Bank N.A.
3.41/3 month USD-LIBOR-BBA/Nov-28	Nov-18/3.41		45,283,800	906
3.085/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.085		90,567,700	120,455
3.005/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.005		90,567,700	216,457
3.18/3 month USD-LIBOR-BBA/Jan-24	Jan-19/3.18		56,453,800	246,139
3.26/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.26		13,162,500	300,368
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		108,605,200	799,334
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	952,117
Morgan Stanley & Co. International PLC
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		$176,157,900	70,463
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		176,157,900	119,787
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		6,990,700	491,446
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		6,990,700	492,075

Total				$7,928,913

WRITTEN OPTIONS OUTSTANDING at 10/31/18 (premiums $2,181,055) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 105.00	$38,496,400	$38,496,400	$69,909
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	19,627,700	19,627,700	183,205
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Nov-18/$91.78	31,000,000	31,000,000	150,970
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Nov-18/95.68	48,000,000	48,000,000	528,144
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.36	29,000,000	29,000,000	42,166
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.51	29,000,000	29,000,000	34,046
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.67	29,000,000	29,000,000	27,318
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.70	29,000,000	29,000,000	26,245
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/97.71	30,000,000	30,000,000	23,790
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.85	29,000,000	29,000,000	20,851
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/99.01	29,000,000	29,000,000	16,385
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.91	29,000,000	29,000,000	29
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.54	29,000,000	29,000,000	29
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.72	29,000,000	29,000,000	29
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	29,000,000	29,000,000	235,596
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	29,000,000	29,000,000	212,976
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	29,000,000	29,000,000	192,067
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	29,000,000	29,000,000	170,955
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	29,000,000	29,000,000	153,468
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	29,000,000	29,000,000	137,518

Total				$2,225,696

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/18 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$13,575,700	$(530,810)	$157,342
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		8,145,400	(874,001)	143,440
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		13,575,700	(530,810)	(216,940)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		8,145,400	(874,001)	(401,731)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(632)
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(15,386)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		$13,575,700	(530,810)	154,763
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	88,442
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(106,833)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		13,575,700	(530,810)	(215,718)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		3,439,600	(275,684)	67,760
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		3,439,600	(238,364)	57,820
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	36,215
3.169/3 month USD-LIBOR-BBA/Nov-28 (Purchased)	Nov-18/3.169		85,050,900	(345,307)	(5,954)
(1.98)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.98	GBP	8,807,900	(47,245)	(20,603)
1.18/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.18	GBP	8,807,900	(38,334)	(23,868)
1.234/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.234	GBP	17,615,800	(64,511)	(26,119)
(2.034)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/2.034	GBP	17,615,800	(91,634)	(53,364)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$1,629,100	(205,674)	(65,962)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		3,439,600	(275,684)	(74,949)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		3,439,600	(313,004)	(79,008)
(3.229)/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.229		42,525,500	260,823	(3,402)
3.379/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.379		42,525,500	76,546	(3,402)
JPMorgan Chase Bank N.A.
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	83,055
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	78,685
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	40,312
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	22,460
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(8,363)
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$3,439,600	(198,809)	(35,084)
3.062/3 month USD-LIBOR-BBA/Dec-28 (Purchased)	Dec-18/3.062		39,526,400		(47,432)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(319,094)	(129,743)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	(605,855)
3.302/3 month USD-LIBOR-BBA/Dec-28 (Written)	Dec-18/3.302		39,526,400		(45,851)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	85,429
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	12,379
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(1,999)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	(86,415)

Unrealized appreciation					1,028,102

Unrealized (depreciation)					(2,274,613)

Total					$(1,246,511)

TBA SALE COMMITMENTS OUTSTANDING at 10/31/18 (proceeds receivable $130,699,336) (Unaudited)
Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 11/1/48	$8,000,000	11/13/18	$8,189,375
Federal National Mortgage Association, 3.50%, 11/1/48	32,000,000	11/13/18	31,144,998
Federal National Mortgage Association, 3.00%, 12/1/48	30,000,000	12/13/18	28,339,452
Federal National Mortgage Association, 3.00%, 11/1/48	48,000,000	11/13/18	45,393,749
Government National Mortgage Association, 4.50%, 11/1/48	17,000,000	11/19/18	17,435,625

Total			$130,503,199

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/18 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$22,802,800	$325,487		$(215)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$(316,574)
		9,011,000	66,943	(E)	(101)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	(67,044)
		10,713,000	106,723	(E)	(120)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	(106,843)
		118,927,300	541,714		(248,709)	10/5/20	2.8225% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	265,380
		81,964,000	66,555		(198)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	(71,642)
		204,910,000	172,739		(496)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(186,315)
		40,982,000	42,293		(99)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	232,084
		28,350,300	691,237		160,512	9/25/28	3 month USD-LIBOR-BBA — Quarterly	2.936% — Semiannually	(516,622)
		56,700,600	944,575		(156,679)	9/25/28	3.026% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	754,587
		45,283,800	237,604		42,419	10/11/28	3 month USD-LIBOR-BBA — Quarterly	3.16% — Semiannually	(179,624)
		42,525,500	918,126		226,948	10/9/28	3 month USD-LIBOR-BBA — Quarterly	2.97% — Semiannually	(679,419)
		85,050,900	1,250,333		(230,765)	10/9/28	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	991,892
		28,350,300	504,323		161,221	10/16/28	3 month USD-LIBOR-BBA — Quarterly	3.015% — Semiannually	(338,187)
		56,700,600	592,975		(165,184)	10/16/28	3.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	415,952
		49,304,000	586,126	(E)	157,901	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.10% — Semiannually	(428,225)
		96,483,000	465,627	(E)	(13,647)	12/19/23	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	451,980
		389,786,900	619,761	(E)	(148,234)	12/19/20	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	471,527
		271,692,000	683,305	(E)	(694,960)	12/19/23	3.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,655)
		89,623,500	679,077	(E)	67,080	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.15% — Semiannually	(611,997)
		1,180,100	23,024	(E)	(6,425)	12/19/48	3 month USD-LIBOR-BBA — Quarterly	3.20% — Semiannually	(29,448)
		1,190,700	5,738		(17)	10/30/28	3.167% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,783
		43,376,000	369,217		(575)	10/2/28	3.1215% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	346,264
		20,085,000	72,326		(162)	10/2/23	3.051% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62,943
		1,086,800	15,060	(E)	(37)	1/7/49	3.23% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,023
		2,438,100	4,901	(E)	(35)	11/7/28	3.204% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,866
		3,320,800	2,969		(47)	10/22/28	3.2325% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,422)
		905,700	1,830	(E)	(31)	1/11/49	3.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,799
		9,400,000	43,964		(125)	10/9/28	3 month USD-LIBOR-BBA — Quarterly	3.275% — Semiannually	48,190
		9,400,000	30,823		(125)	10/9/28	3 month USD-LIBOR-BBA — Quarterly	3.25877% — Semiannually	34,956
		9,400,000	27,570		(125)	10/9/28	3 month USD-LIBOR-BBA — Quarterly	3.25475% — Semiannually	31,681
		9,400,000	27,175		(125)	10/9/28	3 month USD-LIBOR-BBA — Quarterly	3.25427% — Semiannually	31,283
		9,400,000	35,306		(125)	10/9/28	3 month USD-LIBOR-BBA — Quarterly	3.26431% — Semiannually	39,472
		15,396,500	43,649	(E)	(218)	11/7/28	3.26% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,867)
		2,695,000	8,611		(36)	10/11/28	3 month USD-LIBOR-BBA — Quarterly	3.258% — Semiannually	9,648
		26,798,500	29,988		(217)	10/15/23	3.15468% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,947)
		25,707,000	4,242		(208)	10/15/23	3.13395% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,681)
		12,068,000	4,393		(160)	10/16/28	3.214703% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,124
		10,304,000	3,586		(137)	10/18/28	3.2255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,929)
		14,033,000	7,353		(186)	10/19/28	3 month USD-LIBOR-BBA — Quarterly	3.2155% — Semiannually	(4,912)
		10,953,500	25,522		(145)	10/19/28	3 month USD-LIBOR-BBA — Quarterly	3.24857% — Semiannually	27,548
		10,953,500	24,985		(145)	10/19/28	3 month USD-LIBOR-BBA — Quarterly	3.248% — Semiannually	27,009
		1,699,000	7,097		(23)	10/22/28	3 month USD-LIBOR-BBA — Quarterly	3.2705% — Semiannually	7,298
		13,212,000	22,460		(175)	10/23/28	3.242% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,972)
		11,751,000	43,831		(156)	10/23/28	3 month USD-LIBOR-BBA — Quarterly	3.2655% — Semiannually	44,925
		8,617,000	9,832		(114)	10/25/28	3.2095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,280
		8,488,000	23,597		(113)	10/26/28	3.191% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,270
		6,999,500	11,745		(93)	10/29/28	3.203% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,870
		7,560,000	41,013		(100)	10/30/28	3.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,308
		12,152,500	86,210		(161)	10/30/28	3.14072% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	86,690
		12,152,500	86,392		(161)	10/30/28	3.14054% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	86,872
		11,476,000	66,572		(152)	10/31/28	3.155% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	67,224
		20,711,900	94,032	(E)	(293)	12/6/28	3.182% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	93,739
		13,889,000	5,833		(184)	11/2/28	3 month USD-LIBOR-BBA — Quarterly	3.21469% — Semiannually	(6,018)
		25,515,300	1,021	(E)	(361)	12/4/28	3.229% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	659
	AUD	11,872,000	27,348		(37)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(41,095)
	AUD	11,872,000	34,999		(37)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(50,945)
	AUD	13,623,000	92,989	(E)	(118)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(93,107)
	AUD	54,198,000	62,713	(E)	(2,138)	12/19/23	2.50% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(64,850)
	AUD	6,626,000	27,276	(E)	(29,068)	12/19/28	6 month AUD-BBR-BBSW — Semiannually	2.90% — Semiannually	(1,792)
	BRL	20,713,797	329,334		(57)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	326,508
	BRL	10,522,963	180,772		(42)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(179,644)
	BRL	11,433,703	88,689		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(86,352)
	CAD	11,645,000	256,615		(37)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(248,771)
	CAD	11,645,000	246,876		(37)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(238,301)
	CAD	25,589,000	160,985	(E)	126,106	12/19/23	3 month CAD-BA-CDOR — Semiannually	2.65% — Semiannually	(34,878)
	CAD	6,614,000	75,673	(E)	(7,166)	12/19/28	2.75% — Semiannually	3 month CAD-BA-CDOR — Semiannually	68,506
	CHF	21,000	92	(E)	(34)	12/19/23	6 month CHF-LIBOR-BBA — Semiannually	0.05% — Annually	59
	CHF	19,393,000	63,292	(E)	(28,502)	12/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.55% — Annually	34,791
	CHF	23,906,000	14,171	(E)	(93)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(14,264)
	EUR	8,503,000	18,260	(E)	(34)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(18,294)
	EUR	8,503,000	20,225	(E)	(34)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(20,259)
	EUR	27,544,000	99,302		(242)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(176,018)
	EUR	7,933,000	94,175	(E)	(67)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(94,243)
	EUR	14,264,000	98,229		(140)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	159,728
	EUR	3,664,000	36,583		(59)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(72,511)
	EUR	17,710,000	20,440		(81)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(13,163)
	EUR	17,815,000	24,234		(84)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(18,902)
	EUR	14,334,000	141,865		(144)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	209,979
	EUR	3,673,000	44,756		(61)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(80,586)
	EUR	36,297,700	443,276		(420)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(587,723)
	EUR	7,207,000	137,751	(E)	(99)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(137,850)
	EUR	12,514,000	9,624	(E)	(11,331)	12/19/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.40% — Annually	(1,707)
	EUR	66,881,000	117,114	(E)	153,780	12/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.00% — Annually	270,894
	EUR	21,457,000	9,575	(E)	(94)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	9,482
	EUR	5,671,000	899		(24)	10/23/20	0.119% plus 6 month EUR-EURIBOR-REUTERS — Annually	—	(1,176)
	EUR	4,563,000	9,877		(42)	10/23/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.385% — Annually	10,621
	EUR	1,169,000	7,285		(18)	10/23/28	1.009% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(7,689)
	GBP	3,856,000	44,773	(E)	(72)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(44,844)
	GBP	17,538,000	40,239		(54)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(43,866)
	GBP	3,508,000	11,537	(E)	(43)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(11,580)
	GBP	17,538,000	37,930		21,775	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(7,935)
	GBP	14,017,000	42,140	(E)	87,862	12/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.45% — Semiannually	130,001
	GBP	6,987,000	38,527	(E)	(5,522)	12/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.65% — Semiannually	33,005
	HKD	646,533,000	128,285		(157)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	131,251
	HKD	161,879,000	31,501		(50)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	32,103
	HKD	647,517,000	125,508		(198)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	127,892
	HKD	808,986,000	162,479		(248)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	165,506
	HKD	323,758,000	70,557		(99)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	71,075
	JPY	794,000,000	3,786		(28)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(1,869)
	JPY	398,000,000	3,245		(26)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(393)
	JPY	794,000,000	8,789		(58)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	11,228
	JPY	398,000,000	19,862		(47)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(23,560)
	JPY	794,000,000	11,808		(60)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	13,516
	JPY	398,000,000	18,977		(49)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(21,546)
	MXN	84,723,000	634,712		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(638,032)
	MXN	90,430,000	340,899		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(347,171)
	MXN	21,470,000	55,762		(14)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	55,748
	MXN	25,900,000	61,519		(17)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	61,480
	MXN	315,000	509		—	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.005% — 28 Days	510
	MXN	30,640,000	48,665		(13)	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.02% — 28 Days	48,736
	MXN	36,645,000	76,037		(16)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(76,229)
	NOK	227,912,000	69,943	(E)	29,004	12/19/23	2.05% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(40,940)
	NOK	362,000	131	(E)	(113)	12/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.35% — Annually	18
	NZD	70,491,000	81,280	(E)	19,703	12/19/23	2.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(61,578)
	NZD	8,420,000	21,027	(E)	(5,996)	12/19/28	3 month NZD-BBR-FRA — Quarterly	2.90% — Semiannually	15,031
	SEK	178,598,000	6,967		(48)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	40,631
	SEK	36,591,000	9,492		(31)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	40,581
	SEK	178,598,000	7,163		(48)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	41,030
	SEK	36,591,000	7,753		(31)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	42,528
	SEK	178,598,000	2,537		(48)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	31,764
	SEK	36,591,000	2,147		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	53,141
	SEK	36,591,000	1,276		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	52,166
	SEK	178,598,000	4,059		(48)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	34,796
	SEK	36,624,000	56,218		(60)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	99,987
	SEK	141,157,000	103,194		(141)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(181,266)
	SEK	174,483,000	18,094		(81)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	5,737
	SEK	171,857,000	19,155		(82)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	6,901
	SEK	139,150,000	140,014		(143)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(221,383)
	SEK	36,240,000	71,073		(61)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	114,471
	SEK	52,475,000	58,742		(54)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(94,851)
	SEK	26,388,000	1,958	(E)	25,767	12/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.30% — Annually	27,725
	SEK	490,135,000	30,101	(E)	(26,804)	12/19/23	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(56,907)
	SEK	58,888,000	4,826		(25)	10/23/20	3 month SEK-STIBOR-SIDE — Quarterly	0.035% — Annually	5,704
	SEK	47,983,000	20,953		(43)	10/23/23	0.6625% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(22,466)
	SEK	12,214,000	9,201		(18)	10/23/28	3 month SEK-STIBOR-SIDE — Quarterly	1.325% — Annually	9,756
	ZAR	76,590,000	64,750		(40)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(64,748)
	ZAR	29,335,000	88,917		(33)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	88,541

	Total				$(511,942)				$(497,374)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/18 (Unaudited)
Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$128,234	$128,147	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$922
193,810	193,419	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(230)
106,079	105,371	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	462
136,911	136,636	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(163)
14,417	14,318	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	64
242,491	241,920	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(275)
1,143,045	1,140,744	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,357)
911,638	910,674	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(25)
535,017	535,475	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,325)
170,508	171,690	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,780
102,643	103,354	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,674
130,169	131,072	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,123
213,418	211,955	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	944
30,625	30,415	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	135
488,043	488,946	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,370)
186,767	186,490	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,124
664,193	665,115	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,308)
1,788,267	1,785,361	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(709)
15,212,640	15,187,952	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(6,048)
9,117,966	9,117,966	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(16,100)
Citibank, N.A.
895,391	893,937	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(356)
2,037,294	2,033,987	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(810)
311,197	310,692	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(124)
Credit Suisse International
679,098	677,996	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(270)
670,638	670,638	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,184)
272,131	274,017	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	4,438
298,795	299,347	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,288)
327,947	328,554	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,608)
290,611	292,625	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	4,739
170,690	170,927	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,621
13,680	13,699	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	130
13,221	13,211	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	88
116,000	115,915	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	770
219,835	219,509	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,323
60,580	60,490	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	365
34,655	34,604	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	209
958,370	957,731	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,785
343,664	343,435	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,433
337,977	337,977	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,428
594,549	595,374	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,647)
Deutsche Bank AG
670,638	670,638	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,184)
Goldman Sachs International
154,811	153,779	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	674
67,141	66,681	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	297
318,170	317,955	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,289
318,170	317,955	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,289
424,782	424,782	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(750)
159,578	159,578	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(282)
74,321	73,826	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	324
11,178	11,103	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	49
182,591	181,926	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	902
74,775	74,276	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	326
149,542	148,544	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	651
4,830	4,797	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	21
299,440	299,440	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(529)
581,946	581,946	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,028)
359,295	359,295	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(634)
27,530	27,530	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(49)
73,435	73,435	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(130)
724,207	723,717	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,209
626,737	626,313	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,508
467,783	468,648	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,147)
560,596	560,186	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,722
444,063	443,738	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,948
234,346	234,175	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,556
341,025	340,798	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,414
376,356	375,798	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,266)
1,194,615	1,193,818	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,458
404,546	405,567	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(3,956)
1,048,611	1,050,067	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,959)
JPMorgan Chase Bank N.A.
918,384	919,659	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,723
532,856	533,595	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,061
177,130	177,376	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,682
494,614	495,300	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,698
467,783	468,648	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,147)
JPMorgan Securities LLC
551,170	545,633	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,248)
125,482	125,295	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(755)
2,115,518	2,114,088	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(15,219)
629,375	633,737	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(10,263)
1,368,225	1,367,225	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(9,083)

Upfront premium received		—		Unrealized appreciation		92,358

Upfront premium (paid)		—		Unrealized (depreciation)		(120,826)

	Total	$—			Total	$(28,468)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/18 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	17,671,000	$292,400	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$292,400
EUR	17,671,000	256,853	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(256,853)
EUR	6,627,000	111,615	(86)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	111,529
EUR	6,627,000	117,312	(160)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(117,472)
EUR	11,045,000	176,005	(142)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	175,863
EUR	11,045,000	185,463	(267)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(185,729)
EUR	8,836,000	125,752	(114)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	125,638
EUR	8,836,000	112,931	(214)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(113,145)
EUR	14,401,000	7,079	(169)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	6,911
EUR	14,401,000	10,292	(169)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	10,124
EUR	14,401,000	6,003	(170)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	5,833
EUR	14,401,000	4,942	(170)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	4,773
GBP	5,308,000	80,724	(74)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	80,650
GBP	5,308,000	126,236	(124)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(126,360)
GBP	6,900,000	77,780	(115)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	77,665
GBP	6,900,000	139,349	(160)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(139,509)
GBP	2,477,000	33,079	(35)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	33,045
GBP	2,477,000	55,711	(58)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(55,768)
GBP	4,954,000	83,332	(70)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	83,262
GBP	4,954,000	81,616	(70)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	81,545
GBP	9,908,000	294,663	(231)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(294,901)
	$7,142,000	100,374	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	100,374
	7,142,000	123,071	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(123,071)
	8,217,000	129,410	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	129,410
	8,217,000	169,550	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(169,550)
	7,952,000	52,205	(49)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	52,156
	7,952,000	55,823	(86)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(55,909)
	7,952,000	55,648	(49)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	55,600
	7,952,000	55,068	(86)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(55,153)

Total			$(2,868)				$(266,642)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/18 (Unaudited)
	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$9,980	$146,000	$20,323	5/11/63	300 bp — Monthly	$(10,258)
	CMBX NA BBB-.6 Index	BBB-/P	19,586	325,000	45,240	5/11/63	300 bp — Monthly	(25,465)
	CMBX NA BBB-.6 Index	BBB-/P	40,127	650,000	90,480	5/11/63	300 bp — Monthly	(49,973)
	CMBX NA BBB-.6 Index	BBB-/P	38,247	671,000	93,403	5/11/63	300 bp — Monthly	(54,765)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	1,141	8,000	1,114	5/11/63	300 bp — Monthly	32
	CMBX NA BBB-.6 Index	BBB-/P	9,654	68,000	9,466	5/11/63	300 bp — Monthly	228
	CMBX NA BB.6 Index	BB/P	175,851	928,000	227,174	5/11/63	500 bp — Monthly	(50,422)
	CMBX NA BB.6 Index	BB/P	317,017	1,288,000	315,302	5/11/63	500 bp — Monthly	2,967
	CMBX NA BB.7 Index	BB/P	81,233	632,000	92,778	1/17/47	500 bp — Monthly	(10,930)
	CMBX NA BBB-.6 Index	BBB-/P	382	4,000	557	5/11/63	300 bp — Monthly	(173)
	CMBX NA BBB-.6 Index	BBB-/P	2,251	21,000	2,923	5/11/63	300 bp — Monthly	(660)
	CMBX NA BBB-.6 Index	BBB-/P	2,230	21,000	2,923	5/11/63	300 bp — Monthly	(681)
	CMBX NA BBB-.6 Index	BBB-/P	5,733	58,000	8,074	5/11/63	300 bp — Monthly	(2,306)
	CMBX NA BBB-.6 Index	BBB-/P	13,565	103,000	14,338	5/11/63	300 bp — Monthly	(712)
	CMBX NA BBB-.6 Index	BBB-/P	10,023	105,000	14,616	5/11/63	300 bp — Monthly	(4,531)
	CMBX NA BBB-.6 Index	BBB-/P	19,220	168,000	23,386	5/11/63	300 bp — Monthly	(4,067)
	CMBX NA BBB-.6 Index	BBB-/P	19,311	190,000	26,448	5/11/63	300 bp — Monthly	(7,026)
	CMBX NA BBB-.6 Index	BBB-/P	22,001	200,000	27,840	5/11/63	300 bp — Monthly	(5,722)
	CMBX NA BBB-.6 Index	BBB-/P	33,001	300,000	41,760	5/11/63	300 bp — Monthly	(8,584)
	CMBX NA BBB-.6 Index	BBB-/P	38,805	336,000	46,771	5/11/63	300 bp — Monthly	(7,770)
	CMBX NA BBB-.6 Index	BBB-/P	40,862	365,000	50,808	5/11/63	300 bp — Monthly	(9,733)
	CMBX NA BBB-.6 Index	BBB-/P	51,837	502,000	69,878	5/11/63	300 bp — Monthly	(17,749)
	CMBX NA BBB-.6 Index	BBB-/P	77,334	701,000	97,579	5/11/63	300 bp — Monthly	(19,836)
	CMBX NA BBB-.6 Index	BBB-/P	218,669	1,489,000	207,269	5/11/63	300 bp — Monthly	12,269
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	58,297	376,000	52,339	5/11/63	300 bp — Monthly	6,177
	CMBX NA BBB-.6 Index	BBB-/P	81,330	582,000	81,014	5/11/63	300 bp — Monthly	655
	CMBX NA BBB-.6 Index	BBB-/P	85,335	585,000	81,432	5/11/63	300 bp — Monthly	4,244
	CMBX NA BBB-.6 Index	BBB-/P	170,816	1,171,000	163,003	5/11/63	300 bp — Monthly	8,496
	CMBX NA BBB-.6 Index	BBB-/P	8,504	85,000	11,832	5/11/63	300 bp — Monthly	(3,278)
	CMBX NA BBB-.6 Index	BBB-/P	9,537	90,000	12,528	5/11/63	300 bp — Monthly	(2,938)
	CMBX NA BBB-.6 Index	BBB-/P	10,314	106,000	14,755	5/11/63	300 bp — Monthly	(4,379)
	CMBX NA BBB-.6 Index	BBB-/P	14,440	143,000	19,906	5/11/63	300 bp — Monthly	(5,383)
	CMBX NA BBB-.6 Index	BBB-/P	35,881	212,000	29,510	5/11/63	300 bp — Monthly	6,495
	CMBX NA BBB-.6 Index	BBB-/P	21,056	222,000	30,902	5/11/63	300 bp — Monthly	(9,717)
	CMBX NA BBB-.6 Index	BBB-/P	27,946	285,000	39,672	5/11/63	300 bp — Monthly	(11,560)
	CMBX NA BBB-.6 Index	BBB-/P	27,616	291,000	40,507	5/11/63	300 bp — Monthly	(12,721)
	CMBX NA BBB-.6 Index	BBB-/P	35,352	316,000	43,987	5/11/63	300 bp — Monthly	(8,451)
	CMBX NA BBB-.6 Index	BBB-/P	32,187	336,000	46,771	5/11/63	300 bp — Monthly	(14,388)
	CMBX NA BBB-.6 Index	BBB-/P	43,994	391,000	54,427	5/11/63	300 bp — Monthly	(10,205)
	CMBX NA BBB-.6 Index	BBB-/P	54,922	461,000	64,171	5/11/63	300 bp — Monthly	(8,980)
	CMBX NA BBB-.6 Index	BBB-/P	52,114	474,000	65,981	5/11/63	300 bp — Monthly	(13,590)
	CMBX NA BBB-.6 Index	BBB-/P	142,278	943,000	131,266	5/11/63	300 bp — Monthly	11,563
	CMBX NA BBB-.6 Index	BBB-/P	124,926	1,090,000	151,728	5/11/63	300 bp — Monthly	(26,166)
	CMBX NA BBB-.6 Index	BBB-/P	127,067	1,150,000	160,080	5/11/63	300 bp — Monthly	(32,342)
	CMBX NA BBB-.6 Index	BBB-/P	151,088	1,317,000	183,326	5/11/63	300 bp — Monthly	(31,471)
	CMBX NA BBB-.6 Index	BBB-/P	143,661	1,359,000	189,173	5/11/63	300 bp — Monthly	(44,719)
	CMBX NA BBB-.6 Index	BBB-/P	185,042	1,710,000	238,032	5/11/63	300 bp — Monthly	(51,993)
	CMBX NA BBB-.6 Index	BBB-/P	355,922	2,359,000	328,373	5/11/63	300 bp — Monthly	28,926
	CMBX NA BBB-.6 Index	BBB-/P	265,073	2,399,000	333,941	5/11/63	300 bp — Monthly	(67,469)
	CMBX NA BBB-.6 Index	BBB-/P	417,777	3,841,000	534,667	5/11/63	300 bp — Monthly	(114,650)
	CMBX NA BBB-.6 Index	BBB-/P	775,069	7,249,000	1,009,061	5/11/63	300 bp — Monthly	(229,764)
	CMBX NA BBB-.7 Index	BBB-/P	27,745	351,000	22,008	1/17/47	300 bp — Monthly	5,942
	CMBX NA BBB-.7 Index	BBB-/P	143,170	2,180,000	136,686	1/17/47	300 bp — Monthly	7,756
	CMBX NA BBB-.7 Index	BBB-/P	968,063	13,097,000	821,182	1/17/47	300 bp — Monthly	154,521
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	14,630	88,000	12,250	5/11/63	300 bp — Monthly	2,432
	CMBX NA BBB-.6 Index	BBB-/P	20,235	183,000	25,474	5/11/63	300 bp — Monthly	(5,131)
	CMBX NA BBB-.6 Index	BBB-/P	25,594	188,000	26,170	5/11/63	300 bp — Monthly	(466)
	CMBX NA BBB-.6 Index	BBB-/P	21,361	203,000	28,258	5/11/63	300 bp — Monthly	(6,778)
	CMBX NA BBB-.6 Index	BBB-/P	17,848	206,000	28,675	5/11/63	300 bp — Monthly	(10,707)
	CMBX NA BBB-.6 Index	BBB-/P	24,541	223,000	31,042	5/11/63	300 bp — Monthly	(6,371)
	CMBX NA BBB-.6 Index	BBB-/P	17,962	227,000	31,598	5/11/63	300 bp — Monthly	(13,504)
	CMBX NA BBB-.6 Index	BBB-/P	27,421	245,000	34,104	5/11/63	300 bp — Monthly	(6,540)
	CMBX NA BBB-.6 Index	BBB-/P	24,979	296,000	41,203	5/11/63	300 bp — Monthly	(16,052)
	CMBX NA BBB-.6 Index	BBB-/P	33,986	304,000	42,317	5/11/63	300 bp — Monthly	(8,154)
	CMBX NA BBB-.6 Index	BBB-/P	37,886	326,000	45,379	5/11/63	300 bp — Monthly	(7,303)
	CMBX NA BBB-.6 Index	BBB-/P	58,232	389,000	54,149	5/11/63	300 bp — Monthly	4,310
	CMBX NA BBB-.6 Index	BBB-/P	57,641	392,000	54,566	5/11/63	300 bp — Monthly	3,303
	CMBX NA BBB-.6 Index	BBB-/P	44,904	403,000	56,098	5/11/63	300 bp — Monthly	(10,959)
	CMBX NA BBB-.6 Index	BBB-/P	34,559	417,000	58,046	5/11/63	300 bp — Monthly	(23,244)
	CMBX NA BBB-.6 Index	BBB-/P	45,403	418,000	58,186	5/11/63	300 bp — Monthly	(12,538)
	CMBX NA BBB-.6 Index	BBB-/P	45,228	418,000	58,186	5/11/63	300 bp — Monthly	(12,714)
	CMBX NA BBB-.6 Index	BBB-/P	37,046	439,000	61,109	5/11/63	300 bp — Monthly	(23,807)
	CMBX NA BBB-.6 Index	BBB-/P	30,861	453,000	63,058	5/11/63	300 bp — Monthly	(31,932)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	64,310	5/11/63	300 bp — Monthly	(12,488)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	64,310	5/11/63	300 bp — Monthly	(12,488)
	CMBX NA BBB-.6 Index	BBB-/P	73,722	531,000	73,915	5/11/63	300 bp — Monthly	117
	CMBX NA BBB-.6 Index	BBB-/P	48,875	566,000	78,787	5/11/63	300 bp — Monthly	(29,582)
	CMBX NA BBB-.6 Index	BBB-/P	86,808	576,000	80,179	5/11/63	300 bp — Monthly	6,965
	CMBX NA BBB-.6 Index	BBB-/P	59,933	597,000	83,102	5/11/63	300 bp — Monthly	(22,821)
	CMBX NA BBB-.6 Index	BBB-/P	31,103	638,000	88,810	5/11/63	300 bp — Monthly	(57,335)
	CMBX NA BBB-.6 Index	BBB-/P	31,646	638,000	88,810	5/11/63	300 bp — Monthly	(56,791)
	CMBX NA BBB-.6 Index	BBB-/P	34,009	652,000	90,758	5/11/63	300 bp — Monthly	(56,369)
	CMBX NA BBB-.6 Index	BBB-/P	84,497	694,000	96,605	5/11/63	300 bp — Monthly	(11,703)
	CMBX NA BBB-.6 Index	BBB-/P	76,544	707,000	98,414	5/11/63	300 bp — Monthly	(21,458)
	CMBX NA BBB-.6 Index	BBB-/P	69,759	928,000	129,178	5/11/63	300 bp — Monthly	(58,877)
	CMBX NA BBB-.6 Index	BBB-/P	134,739	961,000	133,771	5/11/63	300 bp — Monthly	1,529
	CMBX NA BBB-.6 Index	BBB-/P	124,607	1,193,000	166,066	5/11/63	300 bp — Monthly	(40,762)
	CMBX NA BBB-.6 Index	BBB-/P	155,880	1,414,000	196,829	5/11/63	300 bp — Monthly	(40,124)
	CMBX NA BBB-.6 Index	BBB-/P	184,707	1,551,000	215,899	5/11/63	300 bp — Monthly	(30,288)
	CMBX NA BBB-.6 Index	BBB-/P	93,617	1,935,000	269,352	5/11/63	300 bp — Monthly	(174,607)
	CMBX NA BBB-.6 Index	BBB-/P	320,704	2,144,000	298,445	5/11/63	300 bp — Monthly	23,510
	CMBX NA BBB-.7 Index	BBB-/P	46,909	673,000	42,197	1/17/47	300 bp — Monthly	5,104
	CMBX NA BBB-.7 Index	BBB-/P	143,321	1,939,000	121,575	1/17/47	300 bp — Monthly	22,877
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	79,440	375,000	91,800	5/11/63	500 bp — Monthly	(11,996)
	CMBX NA BB.6 Index	BB/P	86,142	407,000	99,634	5/11/63	500 bp — Monthly	(13,096)
	CMBX NA BBB-.6 Index	BBB-/P	85,236	585,000	81,432	5/11/63	300 bp — Monthly	4,146
	CMBX NA BBB-.6 Index	BBB-/P	173,296	1,168,000	162,586	5/11/63	300 bp — Monthly	11,391
	CMBX NA BB.6 Index	BB/P	109,255	519,000	127,051	5/11/63	500 bp — Monthly	(17,292)
	CMBX NA BBB-.6 Index	BBB-/P	1,933	18,000	2,506	5/11/63	300 bp — Monthly	(562)
	CMBX NA BBB-.6 Index	BBB-/P	7,312	46,000	6,403	5/11/63	300 bp — Monthly	936
	CMBX NA BBB-.6 Index	BBB-/P	7,279	46,000	6,403	5/11/63	300 bp — Monthly	903
	CMBX NA BBB-.6 Index	BBB-/P	7,938	69,000	9,605	5/11/63	300 bp — Monthly	(1,627)
	CMBX NA BBB-.6 Index	BBB-/P	14,477	92,000	12,806	5/11/63	300 bp — Monthly	1,725
	CMBX NA BBB-.6 Index	BBB-/P	8,910	93,000	12,946	5/11/63	300 bp — Monthly	(3,981)
	CMBX NA BBB-.6 Index	BBB-/P	9,394	95,000	13,224	5/11/63	300 bp — Monthly	(3,774)
	CMBX NA BBB-.6 Index	BBB-/P	10,677	106,000	14,755	5/11/63	300 bp — Monthly	(4,016)
	CMBX NA BBB-.6 Index	BBB-/P	14,290	110,000	15,312	5/11/63	300 bp — Monthly	(958)
	CMBX NA BBB-.6 Index	BBB-/P	14,488	110,000	15,312	5/11/63	300 bp — Monthly	(760)
	CMBX NA BBB-.6 Index	BBB-/P	15,040	132,000	18,374	5/11/63	300 bp — Monthly	(3,257)
	CMBX NA BBB-.6 Index	BBB-/P	13,702	134,000	18,653	5/11/63	300 bp — Monthly	(4,872)
	CMBX NA BBB-.6 Index	BBB-/P	20,772	139,000	19,349	5/11/63	300 bp — Monthly	1,504
	CMBX NA BBB-.6 Index	BBB-/P	15,706	146,000	20,323	5/11/63	300 bp — Monthly	(4,532)
	CMBX NA BBB-.6 Index	BBB-/P	18,764	166,000	23,107	5/11/63	300 bp — Monthly	(4,246)
	CMBX NA BBB-.6 Index	BBB-/P	17,004	172,000	23,942	5/11/63	300 bp — Monthly	(6,838)
	CMBX NA BBB-.6 Index	BBB-/P	20,912	175,000	24,360	5/11/63	300 bp — Monthly	(3,346)
	CMBX NA BBB-.6 Index	BBB-/P	20,335	175,000	24,360	5/11/63	300 bp — Monthly	(3,922)
	CMBX NA BBB-.6 Index	BBB-/P	21,413	189,000	26,309	5/11/63	300 bp — Monthly	(4,786)
	CMBX NA BBB-.6 Index	BBB-/P	18,219	189,000	26,309	5/11/63	300 bp — Monthly	(7,980)
	CMBX NA BBB-.6 Index	BBB-/P	25,147	217,000	30,206	5/11/63	300 bp — Monthly	(4,933)
	CMBX NA BBB-.6 Index	BBB-/P	28,314	220,000	30,624	5/11/63	300 bp — Monthly	(2,182)
	CMBX NA BBB-.6 Index	BBB-/P	21,139	224,000	31,181	5/11/63	300 bp — Monthly	(9,911)
	CMBX NA BBB-.6 Index	BBB-/P	30,117	254,000	35,357	5/11/63	300 bp — Monthly	(5,092)
	CMBX NA BBB-.6 Index	BBB-/P	36,031	323,000	44,962	5/11/63	300 bp — Monthly	(8,742)
	CMBX NA BBB-.6 Index	BBB-/P	36,027	329,000	45,797	5/11/63	300 bp — Monthly	(9,578)
	CMBX NA BBB-.6 Index	BBB-/P	33,844	336,000	46,771	5/11/63	300 bp — Monthly	(12,731)
	CMBX NA BBB-.6 Index	BBB-/P	55,360	374,000	52,061	5/11/63	300 bp — Monthly	3,517
	CMBX NA BBB-.6 Index	BBB-/P	58,890	379,000	52,757	5/11/63	300 bp — Monthly	6,354
	CMBX NA BBB-.6 Index	BBB-/P	60,685	411,000	57,211	5/11/63	300 bp — Monthly	3,713
	CMBX NA BBB-.6 Index	BBB-/P	56,672	432,000	60,134	5/11/63	300 bp — Monthly	(3,210)
	CMBX NA BBB-.6 Index	BBB-/P	58,915	456,000	63,475	5/11/63	300 bp — Monthly	(4,294)
	CMBX NA BBB-.6 Index	BBB-/P	60,399	464,000	64,589	5/11/63	300 bp — Monthly	(3,919)
	CMBX NA BBB-.6 Index	BBB-/P	82,311	484,000	67,373	5/11/63	300 bp — Monthly	15,220
	CMBX NA BBB-.6 Index	BBB-/P	82,992	484,000	67,373	5/11/63	300 bp — Monthly	15,902
	CMBX NA BBB-.6 Index	BBB-/P	83,888	527,000	73,358	5/11/63	300 bp — Monthly	10,837
	CMBX NA BBB-.6 Index	BBB-/P	81,912	555,000	77,256	5/11/63	300 bp — Monthly	4,980
	CMBX NA BBB-.6 Index	BBB-/P	78,942	637,000	88,670	5/11/63	300 bp — Monthly	(9,357)
	CMBX NA BBB-.6 Index	BBB-/P	71,979	646,000	89,923	5/11/63	300 bp — Monthly	(17,568)
	CMBX NA BBB-.6 Index	BBB-/P	71,792	646,000	89,923	5/11/63	300 bp — Monthly	(17,755)
	CMBX NA BBB-.6 Index	BBB-/P	79,783	703,000	97,858	5/11/63	300 bp — Monthly	(17,665)
	CMBX NA BBB-.6 Index	BBB-/P	78,962	704,000	97,997	5/11/63	300 bp — Monthly	(18,624)
	CMBX NA BBB-.6 Index	BBB-/P	102,206	725,000	100,920	5/11/63	300 bp — Monthly	1,709
	CMBX NA BBB-.6 Index	BBB-/P	88,997	755,000	105,096	5/11/63	300 bp — Monthly	(15,659)
	CMBX NA BBB-.6 Index	BBB-/P	85,520	795,000	110,664	5/11/63	300 bp — Monthly	(24,680)
	CMBX NA BBB-.6 Index	BBB-/P	98,087	830,000	115,536	5/11/63	300 bp — Monthly	(16,965)
	CMBX NA BBB-.6 Index	BBB-/P	99,018	892,000	124,166	5/11/63	300 bp — Monthly	(24,628)
	CMBX NA BBB-.6 Index	BBB-/P	121,754	927,000	129,038	5/11/63	300 bp — Monthly	(6,743)
	CMBX NA BBB-.6 Index	BBB-/P	156,038	1,029,000	143,237	5/11/63	300 bp — Monthly	13,401
	CMBX NA BBB-.6 Index	BBB-/P	110,130	1,047,000	145,742	5/11/63	300 bp — Monthly	(35,002)
	CMBX NA BBB-.6 Index	BBB-/P	116,769	1,061,000	147,691	5/11/63	300 bp — Monthly	(30,303)
	CMBX NA BBB-.6 Index	BBB-/P	126,690	1,149,000	159,941	5/11/63	300 bp — Monthly	(32,581)
	CMBX NA BBB-.6 Index	BBB-/P	130,147	1,188,000	165,370	5/11/63	300 bp — Monthly	(34,529)
	CMBX NA BBB-.6 Index	BBB-/P	125,112	1,193,000	166,066	5/11/63	300 bp — Monthly	(40,257)
	CMBX NA BBB-.6 Index	BBB-/P	142,215	1,291,000	179,707	5/11/63	300 bp — Monthly	(36,739)
	CMBX NA BBB-.6 Index	BBB-/P	146,906	1,331,000	185,275	5/11/63	300 bp — Monthly	(37,593)
	CMBX NA BBB-.6 Index	BBB-/P	160,795	1,696,000	236,083	5/11/63	300 bp — Monthly	(74,299)
	CMBX NA BBB-.6 Index	BBB-/P	268,987	1,771,000	246,523	5/11/63	300 bp — Monthly	23,496
	CMBX NA BBB-.6 Index	BBB-/P	188,751	1,794,000	249,725	5/11/63	300 bp — Monthly	(59,928)
	CMBX NA BBB-.6 Index	BBB-/P	265,627	1,917,000	266,846	5/11/63	300 bp — Monthly	(101)
	CMBX NA BBB-.6 Index	BBB-/P	312,079	2,063,000	287,170	5/11/63	300 bp — Monthly	26,113
	CMBX NA BBB-.6 Index	BBB-/P	405,340	3,700,000	515,040	5/11/63	300 bp — Monthly	(107,542)
	CMBX NA BBB-.6 Index	BBB-/P	525,740	5,013,000	697,810	5/11/63	300 bp — Monthly	(169,146)
	CMBX NA BBB-.6 Index	BBB-/P	563,900	5,381,000	749,035	5/11/63	300 bp — Monthly	(181,996)
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	6,485	49,000	6,821	5/11/63	300 bp — Monthly	(308)
	CMBX NA BBB-.6 Index	BBB-/P	20,789	184,000	25,613	5/11/63	300 bp — Monthly	(4,717)
	CMBX NA BBB-.6 Index	BBB-/P	50,283	428,000	59,578	5/11/63	300 bp — Monthly	(9,045)
	CMBX NA BBB-.6 Index	BBB-/P	57,709	488,000	67,930	5/11/63	300 bp — Monthly	(9,936)
	CMBX NA BBB-.6 Index	BBB-/P	278,522	2,486,000	346,051	5/11/63	300 bp — Monthly	(66,079)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	32,411	230,000	32,016	5/11/63	300 bp — Monthly	529
	CMBX NA BBB-.6 Index	BBB-/P	86,313	584,000	81,293	5/11/63	300 bp — Monthly	5,361
	CMBX NA BBB-.6 Index	BBB-/P	86,440	584,000	81,293	5/11/63	300 bp — Monthly	5,488
	CMBX NA BBB-.6 Index	BBB-/P	85,231	585,000	81,432	5/11/63	300 bp — Monthly	4,140
	CMBX NA BBB-.6 Index	BBB-/P	172,880	1,168,000	162,586	5/11/63	300 bp — Monthly	10,976
	CMBX NA BBB-.6 Index	BBB-/P	173,042	1,168,000	162,586	5/11/63	300 bp — Monthly	11,138
	CMBX NA BBB-.6 Index	BBB-/P	171,233	1,171,000	163,003	5/11/63	300 bp — Monthly	8,913
	CMBX NA BBB-.6 Index	BBB-/P	212,053	1,533,000	213,394	5/11/63	300 bp — Monthly	(447)
	CMBX NA BBB-.6 Index	BBB-/P	258,148	1,753,000	244,018	5/11/63	300 bp — Monthly	15,153
	CMBX NA BBB-.6 Index	BBB-/P	255,855	1,756,000	244,435	5/11/63	300 bp — Monthly	12,444
	CMBX NA BBB-.6 Index	BBB-/P	344,982	2,337,000	325,310	5/11/63	300 bp — Monthly	21,035
	CMBX NA A.6 Index	A/P	61	6,000	137	5/11/63	200 bp — Monthly	(74)
	CMBX NA BB.6 Index	BB/P	101,667	414,000	101,347	5/11/63	500 bp — Monthly	722
	CMBX NA BB.6 Index	BB/P	204,028	828,000	202,694	5/11/63	500 bp — Monthly	2,139
	CMBX NA BBB-.6 Index	BBB-/P	620	5,000	696	5/11/63	300 bp — Monthly	(73)
	CMBX NA BBB-.6 Index	BBB-/P	1,175	11,000	1,531	5/11/63	300 bp — Monthly	(349)
	CMBX NA BBB-.6 Index	BBB-/P	2,117	20,000	2,784	5/11/63	300 bp — Monthly	(656)
	CMBX NA BBB-.6 Index	BBB-/P	3,029	25,000	3,480	5/11/63	300 bp — Monthly	(436)
	CMBX NA BBB-.6 Index	BBB-/P	4,605	38,000	5,290	5/11/63	300 bp — Monthly	(663)
	CMBX NA BBB-.6 Index	BBB-/P	5,923	50,000	6,960	5/11/63	300 bp — Monthly	(1,008)
	CMBX NA BBB-.6 Index	BBB-/P	8,313	65,000	9,048	5/11/63	300 bp — Monthly	(697)
	CMBX NA BBB-.6 Index	BBB-/P	12,211	94,000	13,085	5/11/63	300 bp — Monthly	(819)
	CMBX NA BBB-.6 Index	BBB-/P	9,936	104,000	14,477	5/11/63	300 bp — Monthly	(4,480)
	CMBX NA BBB-.6 Index	BBB-/P	13,353	109,000	15,173	5/11/63	300 bp — Monthly	(1,756)
	CMBX NA BBB-.6 Index	BBB-/P	18,054	141,000	19,627	5/11/63	300 bp — Monthly	(1,491)
	CMBX NA BBB-.6 Index	BBB-/P	18,684	164,000	22,829	5/11/63	300 bp — Monthly	(4,049)
	CMBX NA BBB-.6 Index	BBB-/P	19,950	170,000	23,664	5/11/63	300 bp — Monthly	(3,614)
	CMBX NA BBB-.6 Index	BBB-/P	19,918	204,000	28,397	5/11/63	300 bp — Monthly	(8,360)
	CMBX NA BBB-.6 Index	BBB-/P	24,251	206,000	28,675	5/11/63	300 bp — Monthly	(4,304)
	CMBX NA BBB-.6 Index	BBB-/P	25,446	215,000	29,928	5/11/63	300 bp — Monthly	(4,356)
	CMBX NA BBB-.6 Index	BBB-/P	24,997	218,000	30,346	5/11/63	300 bp — Monthly	(5,222)
	CMBX NA BBB-.6 Index	BBB-/P	49,325	291,000	40,507	5/11/63	300 bp — Monthly	8,987
	CMBX NA BBB-.6 Index	BBB-/P	64,507	433,000	60,274	5/11/63	300 bp — Monthly	4,486
	CMBX NA BBB-.6 Index	BBB-/P	41,997	449,000	62,501	5/11/63	300 bp — Monthly	(20,242)
	CMBX NA BBB-.6 Index	BBB-/P	61,333	542,000	75,446	5/11/63	300 bp — Monthly	(13,797)
	CMBX NA BBB-.6 Index	BBB-/P	76,220	629,000	87,557	5/11/63	300 bp — Monthly	(10,970)

	Upfront premium received		17,900,324			Unrealized appreciation		577,776

	Upfront premium (paid)		—			Unrealized (depreciation)		(3,171,461)

	Total		$17,900,324				Total	$(2,593,685)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/18 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(56)	$6,000	$137	5/11/63	(200 bp) — Monthly	$79
	CMBX NA BB.7 Index	(67,812)	336,000	49,325	1/17/47	(500 bp) — Monthly	(18,814)
	CMBX NA BB.7 Index	(42,091)	268,000	39,342	1/17/47	(500 bp) — Monthly	(3,009)
	CMBX NA BB.7 Index	(43,761)	268,000	39,342	1/17/47	(500 bp) — Monthly	(4,680)
	CMBX NA BB.7 Index	(31,728)	249,000	36,553	1/17/47	(500 bp) — Monthly	4,583
	CMBX NA BB.9 Index	(97,972)	636,000	97,308	9/17/58	(500 bp) — Monthly	(1,283)
	CMBX NA BB.9 Index	(98,414)	636,000	97,308	9/17/58	(500 bp) — Monthly	(1,724)
	CMBX NA BB.9 Index	(97,309)	632,000	96,696	9/17/58	(500 bp) — Monthly	(1,228)
	CMBX NA BB.9 Index	(49,471)	316,000	48,348	9/17/58	(500 bp) — Monthly	(1,430)
	CMBX NA BB.9 Index	(17,878)	112,000	17,136	9/17/58	(500 bp) — Monthly	(851)
	Credit Suisse International
	CMBX NA BB.7 Index	(43,155)	2,445,000	598,536	5/11/63	(500 bp) — Monthly	553,004
	CMBX NA BB.7 Index	(286,536)	1,742,000	255,726	1/17/47	(500 bp) — Monthly	(32,504)
	CMBX NA BB.7 Index	(99,427)	539,000	79,125	1/17/47	(500 bp) — Monthly	(20,826)
	CMBX NA BB.9 Index	(156,273)	979,000	149,787	9/17/58	(500 bp) — Monthly	(7,438)
	CMBX NA BB.9 Index	(56,515)	367,000	56,151	9/17/58	(500 bp) — Monthly	(720)
	CMBX NA BB.9 Index	(34,410)	220,000	33,660	9/17/58	(500 bp) — Monthly	(964)
	CMBX NA BB.9 Index	(27,140)	174,000	26,622	9/17/58	(500 bp) — Monthly	(687)
	CMBX NA BB.9 Index	(27,140)	174,000	26,622	9/17/58	(500 bp) — Monthly	(687)
	Goldman Sachs International
	CMBX NA BB.6 Index	(104,038)	1,017,000	248,962	5/11/63	(500 bp) — Monthly	143,935
	CMBX NA BB.7 Index	(71,729)	474,000	69,583	1/17/47	(500 bp) — Monthly	(2,607)
	CMBX NA BB.6 Index	(19,578)	134,000	32,803	5/11/63	(500 bp) — Monthly	13,095
	CMBX NA BB.7 Index	(135,933)	804,000	118,027	1/17/47	(500 bp) — Monthly	(18,687)
	CMBX NA BB.7 Index	(84,052)	513,000	75,308	1/17/47	(500 bp) — Monthly	(9,242)
	CMBX NA BB.7 Index	(57,666)	284,000	41,691	1/17/47	(500 bp) — Monthly	(16,251)
	CMBX NA BB.7 Index	(31,765)	174,000	25,543	1/17/47	(500 bp) — Monthly	(6,391)
	CMBX NA BB.9 Index	(18,626)	117,000	17,901	9/17/58	(500 bp) — Monthly	(839)
	CMBX NA BB.9 Index	(8,847)	56,000	8,568	9/17/58	(500 bp) — Monthly	(334)
	CMBX NA BB.9 Index	(8,945)	56,000	8,568	9/17/58	(500 bp) — Monthly	(431)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(65,000)	407,000	59,748	1/17/47	(500 bp) — Monthly	(5,648)
	CMBX NA BB.7 Index	(59,948)	375,000	55,050	1/17/47	(500 bp) — Monthly	(5,263)
	CMBX NA BB.7 Index	(34,507)	178,000	26,130	1/17/47	(500 bp) — Monthly	(8,550)
	CMBX NA BB.6 Index	(84,642)	602,000	147,370	5/11/63	(500 bp) — Monthly	62,142
	CMBX NA BB.6 Index	(64,085)	442,000	108,202	5/11/63	(500 bp) — Monthly	43,687
	CMBX NA BB.6 Index	(26,464)	184,000	45,043	5/11/63	(500 bp) — Monthly	18,400
	CMBX NA BB.6 Index	(133)	1,000	245	5/11/63	(500 bp) — Monthly	111
	CMBX NA BB.7 Index	(216,992)	1,389,000	203,905	1/17/47	(500 bp) — Monthly	(14,437)
	CMBX NA BB.7 Index	(153,231)	932,000	136,818	1/17/47	(500 bp) — Monthly	(17,319)
	CMBX NA BB.7 Index	(146,528)	917,000	134,616	1/17/47	(500 bp) — Monthly	(12,804)
	CMBX NA BB.7 Index	(117,583)	724,000	106,283	1/17/47	(500 bp) — Monthly	(12,003)
	CMBX NA BB.7 Index	(73,546)	378,000	55,490	1/17/47	(500 bp) — Monthly	(18,424)
	CMBX NA BB.7 Index	(55,615)	309,000	45,361	1/17/47	(500 bp) — Monthly	(10,554)
	CMBX NA BB.7 Index	(42,091)	268,000	39,342	1/17/47	(500 bp) — Monthly	(3,009)
	CMBX NA BB.7 Index	(45,479)	229,000	33,617	1/17/47	(500 bp) — Monthly	(12,084)
	CMBX NA BB.7 Index	(34,479)	227,000	33,324	1/17/47	(500 bp) — Monthly	(1,376)
	CMBX NA BB.7 Index	(34,907)	223,000	32,736	1/17/47	(500 bp) — Monthly	(2,388)
	CMBX NA BB.7 Index	(28,220)	208,000	30,534	1/17/47	(500 bp) — Monthly	2,112
	CMBX NA BB.7 Index	(32,108)	174,000	25,543	1/17/47	(500 bp) — Monthly	(6,734)
	CMBX NA BB.7 Index	(27,140)	138,000	20,258	1/17/47	(500 bp) — Monthly	(7,015)
	CMBX NA BB.9 Index	(26,674)	169,000	25,857	9/17/58	(500 bp) — Monthly	(981)
	CMBX NA BB.9 Index	(19,207)	136,000	20,808	9/17/58	(500 bp) — Monthly	1,469
	CMBX NA BB.9 Index	(13,261)	85,000	13,005	9/17/58	(500 bp) — Monthly	(339)
	CMBX NA BB.9 Index	(1,840)	12,000	1,836	9/17/58	(500 bp) — Monthly	(16)
	CMBX NA BBB-.7 Index	(93,842)	1,128,000	70,726	1/17/47	(300 bp) — Monthly	(23,774)
	CMBX NA BBB-.7 Index	(58,493)	795,000	49,847	1/17/47	(300 bp) — Monthly	(9,110)
	CMBX NA BBB-.7 Index	(50,565)	549,000	34,422	1/17/47	(300 bp) — Monthly	(16,463)
	CMBX NA BBB-.7 Index	(39,631)	501,000	31,413	1/17/47	(300 bp) — Monthly	(8,510)
	CMBX NA BBB-.7 Index	(39,703)	379,000	23,763	1/17/47	(300 bp) — Monthly	(16,160)
	CMBX NA BBB-.7 Index	(15,493)	288,000	18,058	1/17/47	(300 bp) — Monthly	2,396
	Merrill Lynch International
	CMBX NA BB.7 Index	(207,483)	1,196,000	175,573	1/17/47	(500 bp) — Monthly	(33,073)
	CMBX NA BB.9 Index	(126,691)	810,000	123,930	9/17/58	(500 bp) — Monthly	(3,548)
	CMBX NA BB.9 Index	(43,313)	276,000	42,228	9/17/58	(500 bp) — Monthly	(1,162)
	CMBX NA BB.9 Index	(39,475)	258,000	39,474	9/17/58	(500 bp) — Monthly	(252)
	CMBX NA BBB-.7 Index	(75,310)	919,000	57,621	1/17/47	(300 bp) — Monthly	(18,225)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(34,235)	336,000	21,067	1/17/47	(300 bp) — Monthly	(13,364)
	CMBX NA BB.7 Index	(166,515)	828,000	121,550	1/17/47	(500 bp) — Monthly	(45,770)
	CMBX NA BB.7 Index	(142,887)	741,000	108,779	1/17/47	(500 bp) — Monthly	(34,828)
	CMBX NA BB.7 Index	(131,385)	651,000	95,567	1/17/47	(500 bp) — Monthly	(36,451)
	CMBX NA BB.7 Index	(57,259)	306,000	44,921	1/17/47	(500 bp) — Monthly	(12,636)
	CMBX NA BB.9 Index	(22,495)	169,000	25,857	9/17/58	(500 bp) — Monthly	3,197
	CMBX NA BB.9 Index	(22,550)	166,000	25,398	9/17/58	(500 bp) — Monthly	2,687
	CMBX NA BB.9 Index	(22,012)	161,000	24,633	9/17/58	(500 bp) — Monthly	2,464
	CMBX NA BB.9 Index	(24,292)	161,000	24,633	9/17/58	(500 bp) — Monthly	184
	CMBX NA BB.9 Index	(17,446)	116,000	17,748	9/17/58	(500 bp) — Monthly	190
	CMBX NA BB.9 Index	(15,719)	101,000	15,453	9/17/58	(500 bp) — Monthly	(364)
	CMBX NA BB.9 Index	(11,806)	78,000	11,934	9/17/58	(500 bp) — Monthly	52
	CMBX NA BB.9 Index	(11,806)	78,000	11,934	9/17/58	(500 bp) — Monthly	52
	CMBX NA BBB-.7 Index	(30,222)	476,000	29,845	1/17/47	(300 bp) — Monthly	(654)

Upfront premium received		—			Unrealized appreciation		853,839

Upfront premium (paid)		(4,722,575)			Unrealized (depreciation)		(564,915)

	Total	$(4,722,575)				Total	$288,924
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/18 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	$1,200,563	$16,720,000	$881,244	12/20/23	(500 bp) — Quarterly	$240,363

	Total	$1,200,563					$240,363
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $575,058,535.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $92,827, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/18
Short-term investments
	Putnam Short Term Investment Fund**	$58,463,800	$29,878,914	$78,348,261	$247,385	$9,994,453

	Total Short-term investments	$58,463,800	$29,878,914	$78,348,261	$247,385	$9,994,453
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $320,575.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $16,784,155.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $484,497.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $16,622,251.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $179,576,958 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.8%
	Argentina	2.2
	Brazil	2.2
	Greece	2.0
	Mexico	1.6
	Canada	1.2
	Indonesia	1.1
	Russia	0.6
	Luxembourg	0.5
	United Kingdom	0.5
	Bermuda	0.5
	Other	2.8

	Total	100.0%

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $147,771 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,782,215 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $16,784,155 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$2,555	$—	$—
Consumer cyclicals	77,207	32,537	—
Energy	155,818	12,710	27,594
Health care	21,734	—	—
Technology	230,009	—	—
Utilities and power	—	16,648	—

Total common stocks	487,323	61,895	27,594
Asset-backed securities	—	745,976	—
Convertible bonds and notes	—	10,803,197	—
Convertible preferred stocks	—	37,644	—
Corporate bonds and notes	—	189,696,019	5
Foreign government and agency bonds and notes	—	64,404,485	—
Mortgage-backed securities	—	265,896,608	—
Preferred stocks	427,119	—	—
Purchased options outstanding	—	1,727,794	—
Purchased swap options outstanding	—	8,232,388	—
Senior loans	—	9,734,260	—
U.S. government and agency mortgage obligations	—	197,865,896	—
U.S. treasury obligations	—	473,698	—
Warrants	298	—	—
Short-term investments	10,124,453	36,984,715	—

Totals by level	$11,039,193	$786,664,575	$27,599
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,046,973	$—
Futures contracts	(148,690)	—	—
Written options outstanding	—	(2,225,696)	—
Written swap options outstanding	—	(7,928,913)	—
Forward premium swap option contracts	—	(1,246,511)	—
TBA sale commitments	—	(130,503,199)	—
Interest rate swap contracts	—	14,568	—
Total return swap contracts	—	(292,242)	—
Credit default contracts	—	(16,442,710)	—

Totals by level	$(148,690)	$(157,577,730)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$5,011,499	$21,454,209
Foreign exchange contracts	3,722,867	2,395,093
Equity contracts	298	—
Interest rate contracts	20,883,380	23,031,483

Total	$29,618,044	$46,880,785
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$319,000,000
Purchased currency option contracts (contract amount)	$106,000,000
Purchased swap option contracts (contract amount)	$2,587,000,000
Written TBA commitment option contracts (contract amount)	$471,300,000
Written currency option contracts (contract amount)	$43,600,000
Written swap option contracts (contract amount)	$2,024,600,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$544,100,000
Centrally cleared interest rate swap contracts (notional)	$3,573,400,000
OTC total return swap contracts (notional)	$58,600,000
Centrally cleared total return swap contracts (notional)	$275,600,000
OTC credit default contracts (notional)	$184,700,000
Centrally cleared credit default contracts (notional)	$16,700,000
Warrants (number of warrants)	7,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018